Quarterly Holdings Report
for
Strategic Advisers® Fidelity® U.S. Total Stock Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 29, 2024
TSF-NPRT3-0424
1.9887486.105
Unclassified - 0.0%
	Shares	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.32% 3/7/24 to 5/23/24 (a) (Cost $18,177,368)	18,390,000	18,177,390

Common Stocks - 46.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	7,052,846	119,404,683
Cellnex Telecom SA (b)	728,900	26,353,050
Cogent Communications Group, Inc.	68,540	5,545,571
GCI Liberty, Inc. Class A (Escrow) (c)(d)	206,400	2
Liberty Global Ltd. Class C (e)	357,000	6,622,350
Lumen Technologies, Inc. (f)	160,000	259,200
Verizon Communications, Inc.	892,770	35,728,655
		193,913,511
Entertainment - 0.7%
Capcom Co. Ltd.	137,500	5,529,532
Electronic Arts, Inc.	130,030	18,136,584
IMAX Corp. (f)	807,890	13,839,156
International Games Systems Co. Ltd.	100,000	2,691,858
Liberty Media Corp. Liberty Formula One Class C	98,700	7,181,412
Netflix, Inc. (f)	149,700	90,257,124
Playtika Holding Corp.	61,900	458,679
Roku, Inc. Class A (f)	174,400	11,018,592
Sea Ltd. ADR (f)	682,800	33,129,456
Spotify Technology SA (f)	73,343	18,805,879
Take-Two Interactive Software, Inc. (f)	52,898	7,772,303
The Walt Disney Co.	3,771,764	420,853,427
TKO Group Holdings, Inc.	424,400	35,535,012
Ubisoft Entertainment SA (f)	509,500	11,674,153
Universal Music Group NV	1,609,083	48,578,883
Warner Bros Discovery, Inc. (f)	626,193	5,504,236
		730,966,286
Interactive Media & Services - 1.9%
Alphabet, Inc.:
Class A (f)	4,686,040	648,829,098
Class C (f)	1,993,379	278,634,517
Cars.com, Inc. (f)	392,200	7,192,948
IAC, Inc. (f)	262,960	14,936,128
Match Group, Inc. (f)	1,421,854	51,243,618
Meta Platforms, Inc. Class A	1,866,283	914,721,287
QuinStreet, Inc. (f)	355,660	5,203,306
Snap, Inc. Class A (f)	4,594,400	50,630,288
Yelp, Inc. (f)	55,242	2,123,502
Ziff Davis, Inc. (f)	142,478	9,796,787
Zoominfo Technologies, Inc. (f)	370,700	6,212,932
		1,989,524,411
Media - 0.6%
Altice U.S.A., Inc. Class A (f)	5,589,293	16,600,200
Charter Communications, Inc. Class A (f)	75,900	22,309,287
Comcast Corp. Class A	12,182,278	522,010,612
EchoStar Holding Corp. Class A (e)(f)	25,723	337,229
Interpublic Group of Companies, Inc.	1,429,225	44,877,665
Liberty Broadband Corp.:
Class A (f)	475,625	28,608,844
Class C (f)	21,900	1,317,942
Liberty Media Corp. Liberty SiriusXM	75,526	2,188,743
Nexstar Media Group, Inc. Class A	25,100	4,170,867
Paramount Global Class B	106,000	1,170,240
Pico Far East Holdings Ltd.	1,026,000	226,704
TechTarget, Inc. (e)(f)	55,720	1,766,881
TEGNA, Inc.	322,448	4,517,496
Thryv Holdings, Inc. (f)	324,294	6,790,716
		656,893,426
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (f)	287,810	2,348,530
T-Mobile U.S., Inc.	183,975	30,043,118
		32,391,648
TOTAL COMMUNICATION SERVICES		3,603,689,282
CONSUMER DISCRETIONARY - 3.8%
Automobile Components - 0.2%
Adient PLC (f)	1,355,120	45,992,773
Akwel	5,700	87,850
Aptiv PLC (f)	211,800	16,835,982
Autoliv, Inc.	16,149	1,873,768
BorgWarner, Inc.	142,603	4,439,231
Brembo SpA	218,100	2,694,308
Cie Automotive SA	262,980	6,997,713
DaikyoNishikawa Corp.	619,300	3,106,414
Gentex Corp.	187,675	6,855,768
Gentherm, Inc. (e)(f)	54,690	3,109,673
LCI Industries (e)	86,770	10,931,285
Lear Corp.	321,252	44,123,962
Patrick Industries, Inc. (e)	221,780	26,600,293
		173,649,020
Automobiles - 0.2%
Ford Motor Co.	2,207,090	27,456,200
General Motors Co.	251,900	10,322,862
Harley-Davidson, Inc.	295,500	10,717,785
Rivian Automotive, Inc. (e)(f)	593,100	6,713,892
Tesla, Inc. (f)	968,200	195,460,216
		250,670,955
Broadline Retail - 0.9%
Amazon.com, Inc. (f)	5,137,595	908,121,292
ASKUL Corp.	340,900	4,784,242
B&M European Value Retail SA	873,600	5,798,235
Big Lots, Inc. (e)	218,933	1,186,617
Dillard's, Inc. Class A	2,813	1,166,635
eBay, Inc.	238,006	11,252,924
Etsy, Inc. (f)	144,000	10,323,360
Europris ASA (b)	984,481	6,780,223
Kohl's Corp. (e)	206,800	5,763,516
Macy's, Inc. (e)	302,300	5,272,112
Max Stock Ltd.	224,400	480,460
Next PLC	58,700	6,160,425
		967,090,041
Distributors - 0.1%
Arata Corp.	146,400	3,276,227
Autohellas SA	170,680	2,490,358
Genuine Parts Co.	101,439	15,140,785
Inchcape PLC	865,080	7,447,375
LKQ Corp.	435,400	22,767,066
		51,121,811
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. (f)	109,303	5,410,499
European Wax Center, Inc. (e)(f)	279,130	3,958,063
Frontdoor, Inc. (f)	64,589	2,025,511
Graham Holdings Co.	2,963	2,081,004
Grand Canyon Education, Inc. (f)	50,030	6,744,044
H&R Block, Inc. (e)	3,196,900	156,488,255
Laureate Education, Inc. Class A	3,120,816	41,850,143
ME Group International PLC	470,283	954,570
OneSpaWorld Holdings Ltd. (f)	433,130	5,648,015
Perdoceo Education Corp.	52,760	939,656
Service Corp. International	543,283	39,762,883
		265,862,643
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A (f)	199,000	31,336,530
Amadeus IT Holding SA Class A	81,500	4,790,073
Aramark	930,940	28,235,410
Booking Holdings, Inc.	52,267	181,305,338
Bowlero Corp. Class A (e)	247,140	3,076,893
Brinker International, Inc. (f)	135,500	6,279,070
Caesars Entertainment, Inc. (f)	434,200	18,874,674
Chipotle Mexican Grill, Inc. (f)	3,430	9,222,481
Churchill Downs, Inc.	448,200	54,622,134
Domino's Pizza, Inc.	95,017	42,600,872
El Pollo Loco Holdings, Inc. (f)	183,080	1,658,705
Expedia, Inc. (f)	135,166	18,493,412
Flutter Entertainment PLC (f)	135,500	29,256,674
Hollywood Bowl Group PLC	546,300	2,248,078
International Game Technology PLC	237,326	6,448,147
Light & Wonder, Inc. Class A (f)	17,687	1,777,720
Marriott International, Inc. Class A	361,000	90,203,070
McDonald's Corp.	282,964	82,704,718
MGM Resorts International (f)	211,742	9,164,194
MTY Food Group, Inc.	37,200	1,384,224
Noodles & Co. (f)	369,360	927,094
Penn Entertainment, Inc. (f)	476,600	8,721,780
Red Rock Resorts, Inc.	189,910	11,012,881
Starbucks Corp.	154,202	14,633,770
Wendy's Co.	289,582	5,244,330
Wyndham Hotels & Resorts, Inc.	86,648	6,632,904
Yum! Brands, Inc.	445,700	61,693,794
		732,548,970
Household Durables - 0.3%
Barratt Developments PLC	1,148,299	6,761,907
Cavco Industries, Inc. (f)	23,076	8,597,425
Cuckoo Holdings Co. Ltd.	41,065	504,312
D.R. Horton, Inc.	157,909	23,597,921
FJ Next Co. Ltd.	114,900	912,026
Helen of Troy Ltd. (e)(f)	283,040	35,380,000
Installed Building Products, Inc. (e)	18,958	4,529,635
KB Home	62,476	4,150,281
Lennar Corp. Class A	67,958	10,772,023
LGI Homes, Inc. (e)(f)	70,401	8,032,050
M/I Homes, Inc. (f)	22,349	2,838,100
Meritage Homes Corp.	29,558	4,660,114
Mohawk Industries, Inc. (f)	324,952	38,545,806
NVR, Inc. (f)	489	3,728,904
Pressance Corp.	285,000	3,226,021
PulteGroup, Inc.	331,058	35,880,066
SharkNinja Hong Kong Co. Ltd.	99,080	5,350,320
Skyline Champion Corp. (f)	42,718	3,579,341
Sony Group Corp. sponsored ADR (e)	93,000	7,980,330
Taylor Morrison Home Corp. (f)	125,321	7,094,422
Tempur Sealy International, Inc. (e)	502,800	27,387,516
Toll Brothers, Inc.	217,316	24,913,106
TopBuild Corp. (f)	96,159	38,692,458
TRI Pointe Homes, Inc. (f)	175,478	6,208,412
Vistry Group PLC	745,363	9,888,562
Whirlpool Corp. (e)	97,244	10,443,033
		333,654,091
Leisure Products - 0.0%
Brunswick Corp.	451,930	39,498,682
Malibu Boats, Inc. Class A (f)	16,431	717,049
Mattel, Inc. (f)	432,500	8,520,250
Peloton Interactive, Inc. Class A (e)(f)	86,600	391,432
		49,127,413
Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc.	466,047	34,823,032
America's Car Mart, Inc. (e)(f)	146,300	9,851,842
American Eagle Outfitters, Inc.	489,280	11,620,400
Arcland Sakamoto Co. Ltd. (e)	293,500	3,292,870
AutoNation, Inc. (f)	36,003	5,393,249
AutoZone, Inc. (f)	4,000	12,024,080
Boot Barn Holdings, Inc. (f)	97,970	9,062,225
Burlington Stores, Inc. (f)	156,200	32,036,620
Camping World Holdings, Inc. (e)	155,820	4,158,836
Dick's Sporting Goods, Inc.	171,720	30,547,271
Five Below, Inc. (f)	53,000	10,636,040
Foot Locker, Inc.	328,306	11,303,576
Gap, Inc.	93,447	1,769,886
JD Sports Fashion PLC	13,824,454	20,574,267
Jumbo SA	201,260	5,881,790
Lithia Motors, Inc. Class A (sub. vtg.)	11,340	3,391,340
Lowe's Companies, Inc.	836,508	201,322,380
Maisons du Monde SA (b)	415,000	1,917,923
Monro, Inc. (e)	25,241	847,340
Murphy U.S.A., Inc.	85,224	35,539,260
Petco Health & Wellness Co., Inc. (e)(f)	189,195	491,907
Pets At Home Group PLC	1,881,000	6,558,055
RH (f)	34,000	9,329,600
Ross Stores, Inc.	636,100	94,753,456
Sally Beauty Holdings, Inc. (f)	358,100	4,522,803
Sportsman's Warehouse Holdings, Inc. (f)	444,400	1,604,284
The Buckle, Inc.	23,167	948,457
The Home Depot, Inc.	235,200	89,519,472
The Hour Glass Ltd.	1,687,200	1,943,562
TJX Companies, Inc.	1,316,238	130,491,835
Ulta Beauty, Inc. (f)	4,828	2,648,448
Upbound Group, Inc.	155,838	5,261,091
Valvoline, Inc. (f)	951,487	40,571,406
Victoria's Secret & Co. (e)(f)	429,200	12,257,952
WH Smith PLC	471,800	7,361,037
Williams-Sonoma, Inc. (e)	155,532	36,632,452
		890,890,044
Textiles, Apparel & Luxury Goods - 0.3%
Compagnie Financiere Richemont SA Series A	26,630	4,238,889
Crocs, Inc. (f)	247,742	30,286,460
Deckers Outdoor Corp. (f)	21,011	18,817,241
Kontoor Brands, Inc. (e)	234,776	13,877,609
Levi Strauss & Co. Class A (e)	960,400	17,450,468
NIKE, Inc. Class B	775,671	80,615,487
PVH Corp.	620,500	84,803,735
Rocky Brands, Inc. (e)	271,667	6,778,092
Skechers U.S.A., Inc. Class A (sub. vtg.) (f)	160,400	9,914,324
Tapestry, Inc.	1,475,563	70,133,509
Under Armour, Inc.:
Class A (sub. vtg.) (f)	60,355	540,781
Class C (non-vtg.) (e)(f)	65,633	560,506
VF Corp.	341,900	5,586,646
Wolverine World Wide, Inc.	1,199,460	12,198,508
		355,802,255
TOTAL CONSUMER DISCRETIONARY		4,070,417,243
CONSUMER STAPLES - 3.4%
Beverages - 0.8%
Britvic PLC	225,600	2,420,586
Celsius Holdings, Inc. (e)(f)	95,900	7,827,358
Coca-Cola Bottling Co. Consolidated	23,058	19,387,166
Coca-Cola European Partners PLC	1,128,200	77,428,366
Constellation Brands, Inc. Class A (sub. vtg.)	365,113	90,737,883
Diageo PLC	1,586,600	59,321,904
Diageo PLC sponsored ADR (e)	265,805	40,083,394
Duckhorn Portfolio, Inc. (f)	33,883	322,227
Keurig Dr. Pepper, Inc.	4,251,051	127,148,935
MGP Ingredients, Inc.	93,100	7,930,258
Molson Coors Beverage Co. Class B	144,454	9,016,819
Monster Beverage Corp.	1,355,400	80,104,140
National Beverage Corp. (e)(f)	18,770	988,053
PepsiCo, Inc.	253,900	41,979,826
Primo Water Corp.	266,530	4,320,451
The Coca-Cola Co.	5,481,305	328,987,926
The Vita Coco Co., Inc. (f)	24,494	639,293
		898,644,585
Consumer Staples Distribution & Retail - 0.9%
Acomo NV	110,100	2,120,510
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	468,900	29,081,025
Belc Co. Ltd.	10,700	453,208
BJ's Wholesale Club Holdings, Inc. (f)	1,020,621	74,546,158
Casey's General Stores, Inc.	14,248	4,338,374
Costco Wholesale Corp.	110,350	82,088,262
Dollar General Corp.	310,800	45,162,348
G-7 Holdings, Inc.	375,500	3,486,499
Ingles Markets, Inc. Class A	11,276	868,365
Kroger Co.	16,100	798,721
MARR SpA	382,300	4,677,309
Metro, Inc.	195,700	10,595,760
Performance Food Group Co. (f)	971,499	74,581,978
PriceSmart, Inc.	19,997	1,682,548
Sprouts Farmers Market LLC (f)	934,808	58,369,412
Sysco Corp.	684,769	55,445,746
Target Corp.	224,100	34,269,372
U.S. Foods Holding Corp. (f)	3,218,705	163,478,027
Walmart, Inc.	4,531,298	265,579,376
Weis Markets, Inc. (e)	13,073	848,961
YAKUODO Holdings Co. Ltd.	41,300	798,893
		913,270,852
Food Products - 0.5%
Archer Daniels Midland Co.	223,282	11,858,507
Armanino Foods of Distinction	572,900	2,818,668
Bunge Global SA	300,500	28,358,185
Flowers Foods, Inc.	140,882	3,158,574
Freshpet, Inc. (f)	75,000	8,477,250
Gruma S.A.B. de CV Series B	63,700	1,134,392
Ingredion, Inc.	44,049	5,181,484
John B. Sanfilippo & Son, Inc.	7,196	736,655
Lamb Weston Holdings, Inc.	908,300	92,837,343
Lancaster Colony Corp.	16,374	3,388,108
LDC SA	10,359	1,477,873
Mondelez International, Inc.	3,217,129	235,075,616
Nomad Foods Ltd.	354,130	6,526,616
Pickles Holdings Co. Ltd.	132,000	1,045,117
Post Holdings, Inc. (f)	27,031	2,815,549
S Foods, Inc.	207,700	4,329,392
SunOpta, Inc. (e)(f)	919,145	6,461,589
Tate & Lyle PLC	930,520	7,053,445
The J.M. Smucker Co.	10,360	1,244,961
The Kraft Heinz Co.	641,846	22,644,327
The Simply Good Foods Co. (f)	1,168,240	41,449,155
Tootsie Roll Industries, Inc.	13,663	444,321
TreeHouse Foods, Inc. (f)	120,430	4,310,190
Tyson Foods, Inc. Class A	1,072,000	58,145,280
		550,972,597
Household Products - 0.6%
Central Garden & Pet Co. Class A (non-vtg.)	26,125	984,651
Colgate-Palmolive Co.	1,257,253	108,777,530
Energizer Holdings, Inc.	109,600	3,129,080
Kimberly-Clark Corp.	44,530	5,395,700
Procter & Gamble Co.	2,672,618	424,785,905
Spectrum Brands Holdings, Inc. (e)	128,290	10,317,082
The Clorox Co.	318,219	48,786,155
Transaction Co. Ltd.	50,400	801,115
WD-40 Co. (e)	10,904	2,926,525
		605,903,743
Personal Care Products - 0.5%
BellRing Brands, Inc. (f)	637,300	36,294,235
Coty, Inc. Class A (f)	780,600	9,804,336
elf Beauty, Inc. (f)	40,321	8,408,138
Estee Lauder Companies, Inc. Class A	344,600	51,200,668
Haleon PLC	14,502,900	60,843,056
Haleon PLC ADR (e)	7,539,759	64,540,337
Hengan International Group Co. Ltd.	414,000	1,279,622
Herbalife Ltd. (f)	79,603	702,894
Kenvue, Inc.	11,505,035	218,595,665
MediFast, Inc.	8,753	350,908
Sarantis SA	278,008	2,755,320
Unilever PLC sponsored ADR	899,800	44,063,206
USANA Health Sciences, Inc. (f)	9,001	434,388
		499,272,773
Tobacco - 0.1%
Altria Group, Inc.	1,260,081	51,549,914
KT&G Corp.	74,349	5,177,759
Philip Morris International, Inc.	329,996	29,686,440
Vector Group Ltd.	98,309	1,097,128
		87,511,241
TOTAL CONSUMER STAPLES		3,555,575,791
ENERGY - 3.0%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	527,416	15,606,239
Cactus, Inc.	605,270	27,781,893
Expro Group Holdings NV (f)	1,410,700	25,237,423
Liberty Oilfield Services, Inc. Class A	396,920	8,486,150
Oceaneering International, Inc. (f)	428,796	8,473,009
Schlumberger Ltd.	406,295	19,636,237
TechnipFMC PLC (e)	951,554	20,639,206
Tidewater, Inc. (f)	216,500	15,161,495
Valaris Ltd. (f)	283,860	17,897,373
Vallourec SA (f)	139,600	2,116,842
Weatherford International PLC (f)	417,826	42,873,126
		203,908,993
Oil, Gas & Consumable Fuels - 2.8%
Africa Oil Corp.	9,158,300	14,103,708
Antero Resources Corp. (f)	2,666,120	68,519,284
Ardmore Shipping Corp.	29,550	479,597
Athabasca Oil Corp. (e)(f)	6,038,600	21,891,399
California Resources Corp.	77,523	4,044,375
Canadian Natural Resources Ltd.	116,400	8,111,916
Cenovus Energy, Inc. (Canada)	622,180	10,842,248
Chevron Corp.	177,889	27,040,907
China Petroleum & Chemical Corp. (H Shares)	5,988,000	3,311,583
Chord Energy Corp.	218,520	35,498,574
Civitas Resources, Inc.	122,965	8,445,236
CNX Resources Corp. (f)	629,800	13,194,310
ConocoPhillips Co.	345,658	38,900,351
CONSOL Energy, Inc.	23,143	1,986,132
Coterra Energy, Inc.	157,952	4,072,003
CVR Energy, Inc. (e)	23,421	777,109
Devon Energy Corp.	361,831	15,942,274
Diamondback Energy, Inc.	180,690	32,979,539
Eco Atlantic Oil & Gas Ltd. (f)	3,325,000	404,248
Enterprise Products Partners LP	230,000	6,313,500
EOG Resources, Inc.	267,276	30,592,411
Equinor ASA sponsored ADR	2,030,900	50,000,758
Exxon Mobil Corp.	12,548,968	1,311,618,135
Galp Energia SGPS SA Class B	1,077,300	16,964,519
Golar LNG Ltd.	160,179	3,250,032
Hess Corp.	335,563	48,908,307
HF Sinclair Corp.	102,612	5,694,966
Imperial Oil Ltd. (e)	3,039,600	190,194,770
Kinder Morgan, Inc.	841,416	14,632,224
Kosmos Energy Ltd. (f)	12,660,741	77,736,950
Marathon Oil Corp.	213,360	5,173,980
Marathon Petroleum Corp.	101,114	17,111,522
MEG Energy Corp. (f)	3,686,225	78,904,201
Murphy Oil Corp.	362,317	14,373,115
National Energy Services Reunited Corp. (e)(f)	353,270	2,737,843
New Fortress Energy, Inc. (e)	93,900	3,300,585
Northern Oil & Gas, Inc.	658,720	23,536,066
Occidental Petroleum Corp.	1,116,300	67,658,943
Oil & Natural Gas Corp. Ltd.	997,800	3,184,967
ONEOK, Inc.	25,466	1,913,006
Ovintiv, Inc.	2,011,830	99,404,520
Parex Resources, Inc. (e)	3,746,900	60,462,815
PBF Energy, Inc. Class A	320,900	14,986,030
Phillips 66 Co.	375,705	53,541,720
Pioneer Natural Resources Co.	225,125	52,947,149
Range Resources Corp.	1,096,390	34,667,852
Scorpio Tankers, Inc.	38,554	2,588,130
Shell PLC:
ADR	3,648,500	229,235,255
(London)	213,017	6,588,582
rights (f)(g)	195,917	67,395
Sitio Royalties Corp. (e)	535,101	12,211,005
Southwestern Energy Co. (f)	2,426,384	16,911,896
TotalEnergies SE sponsored ADR	254,220	16,287,875
Unit Corp.	14,200	553,942
Uranium Energy Corp. (f)	277,800	1,800,144
Valero Energy Corp.	363,200	51,378,272
Vitesse Energy, Inc. (e)	21,100	479,603
		2,938,457,778
TOTAL ENERGY		3,142,366,771
FINANCIALS - 8.1%
Banks - 3.5%
ACNB Corp.	14,000	493,360
AIB Group PLC	2,389,200	11,067,512
Associated Banc-Corp.	1,749,138	36,452,036
Axos Financial, Inc. (f)	272,000	14,176,640
Bancorp, Inc., Delaware (f)	1,161,136	51,833,111
Bank of America Corp.	18,630,639	643,129,658
Bank of Ireland Group PLC	146,900	1,282,876
Bank OZK	57,594	2,522,617
BankUnited, Inc.	79,210	2,124,412
Bar Harbor Bankshares	101,400	2,557,308
BOK Financial Corp.	13,210	1,122,982
Byline Bancorp, Inc.	149,480	3,115,163
Cadence Bank	1,254,560	34,726,221
Camden National Corp. (e)	125,562	3,990,360
Citigroup, Inc.	1,852,007	102,767,868
Coastal Financial Corp. of Washington (f)	8,656	332,304
Columbia Banking Systems, Inc.	370,215	6,700,892
ConnectOne Bancorp, Inc.	144,160	2,852,926
Cullen/Frost Bankers, Inc.	158,966	17,249,401
DNB Bank ASA	643,500	12,885,266
East West Bancorp, Inc.	388,400	28,298,824
Eastern Bankshares, Inc.	441,080	5,698,754
Esquire Financial Holdings, Inc.	5,421	275,278
Eurobank Ergasias Services and Holdings SA (f)	9,830,673	20,309,671
Fifth Third Bancorp	95,316	3,273,151
First Bancorp, Puerto Rico	438,342	7,443,047
First Citizens Bancshares, Inc.	9,562	15,048,771
First Foundation, Inc.	666,491	5,285,274
First Horizon National Corp.	81,400	1,147,740
First Interstate Bancsystem, Inc.	288,700	7,598,584
First Northwest Bancorp	160,160	2,511,309
FNB Corp., Pennsylvania	2,078,880	27,732,259
Glacier Bancorp, Inc.	99,440	3,721,045
Greene County Bancorp, Inc.	130,064	3,714,628
Hancock Whitney Corp.	38,611	1,683,440
Hanmi Financial Corp.	420,890	6,359,648
HDFC Bank Ltd.	458,800	7,750,642
Independent Bank Corp.	157,430	3,849,164
Independent Bank Group, Inc.	45,078	1,971,261
International Bancshares Corp.	42,720	2,216,741
JPMorgan Chase & Co.	4,645,893	864,414,852
KeyCorp	5,654,008	80,682,694
M&T Bank Corp.	1,028,411	143,710,153
National Bank of Greece SA (f)	171,500	1,342,728
New York Community Bancorp, Inc. (e)	580,843	2,782,238
Nicolet Bankshares, Inc.	65,800	5,193,594
Orrstown Financial Services, Inc.	133,586	3,600,143
Pathward Financial, Inc.	246,784	12,546,499
Pinnacle Financial Partners, Inc.	49,730	4,113,666
Piraeus Financial Holdings SA (f)	3,287,200	14,459,919
Plumas Bancorp	145,000	5,051,800
PNC Financial Services Group, Inc.	1,693,182	249,236,390
Popular, Inc.	25,670	2,148,066
Preferred Bank, Los Angeles	10,521	755,934
QCR Holdings, Inc.	148,400	8,458,800
Regions Financial Corp.	123,187	2,294,974
Signature Bank (e)	30,400	60,800
Southern Missouri Bancorp, Inc.	97,000	4,159,360
Sparebank 1 Oestlandet	206,659	2,432,129
Sparebanken Nord-Norge	45,200	432,369
Synovus Financial Corp.	379,050	14,381,157
The Bank of NT Butterfield & Son Ltd.	49,522	1,480,213
U.S. Bancorp	3,321,840	139,384,406
UMB Financial Corp.	18,298	1,493,300
Union Bankshares, Inc.	49,212	1,493,584
United Community Bank, Inc.	729,518	18,974,763
Univest Corp. of Pennsylvania	619,197	12,396,324
Washington Trust Bancorp, Inc.	121,300	3,122,262
Webster Financial Corp.	736,381	35,081,191
Wells Fargo & Co. (h)	17,836,729	991,543,765
West Bancorp., Inc.	112,000	1,948,800
Westamerica Bancorp.	21,425	979,337
Western Alliance Bancorp. (e)	121,530	7,015,927
Wintrust Financial Corp.	225,560	21,732,706
		3,766,176,987
Capital Markets - 1.3%
3i Group PLC	184,200	5,754,973
Affiliated Managers Group, Inc.	451,212	70,528,948
Ameriprise Financial, Inc.	4,178	1,701,950
Antin Infrastructure Partners SA	89,626	1,485,952
Artisan Partners Asset Management, Inc. (e)	55,045	2,370,788
Banca Generali SpA	208,420	7,694,893
Bank of New York Mellon Corp.	1,680,342	94,250,383
BlackRock, Inc. Class A	268,774	218,067,097
Blue Owl Capital, Inc. Class A	1,038,800	18,656,848
Brookfield Corp. Class A	279,110	11,518,870
Cboe Global Markets, Inc.	111,139	21,338,688
Charles Schwab Corp.	113,800	7,599,564
CME Group, Inc.	369,876	81,502,177
Cohen & Steers, Inc. (e)	20,540	1,510,717
Coinbase Global, Inc. (f)	11,568	2,354,782
Diamond Hill Investment Group, Inc.	2,365	342,168
Evercore, Inc. Class A	27,999	5,238,053
Federated Hermes, Inc.	560,249	19,737,572
Goldman Sachs Group, Inc.	92,612	36,030,699
Hamilton Lane, Inc. Class A	29,473	3,384,974
Interactive Brokers Group, Inc.	154,612	16,809,417
Intercontinental Exchange, Inc.	13,004	1,800,014
Jefferies Financial Group, Inc.	110,370	4,615,673
KKR & Co. LP	801,807	78,785,556
Lazard, Inc. Class A	414,067	15,958,142
London Stock Exchange Group PLC	138,064	15,506,422
LPL Financial	242,878	65,064,587
MarketAxess Holdings, Inc.	204,869	43,721,093
Moody's Corp.	139,229	52,826,267
Morgan Stanley	1,041,794	89,635,956
NASDAQ, Inc.	188,582	10,598,308
Northern Trust Corp.	1,537,166	126,247,444
Patria Investments Ltd. (e)	300,175	4,472,608
Perella Weinberg Partners Class A	646,570	8,832,146
Piper Jaffray Companies	28,220	5,312,979
PJT Partners, Inc. (e)	59,605	6,282,367
Rathbone Brothers PLC	462,740	9,088,856
Raymond James Financial, Inc.	281,199	33,833,864
Robinhood Markets, Inc. (f)	351,925	5,739,897
S&P Global, Inc.	10,404	4,456,866
SEI Investments Co.	80,870	5,438,508
State Street Corp.	168,829	12,447,762
StepStone Group, Inc. Class A	355,353	12,341,410
Stifel Financial Corp.	298,029	22,608,480
Tradeweb Markets, Inc. Class A	154,700	16,370,354
UBS Group AG	1,630,717	46,393,899
Van Lanschot Kempen NV (Bearer)	5,800	197,149
Virtu Financial, Inc. Class A	358,496	6,470,853
Virtus Investment Partners, Inc.	42,630	9,903,802
Vontobel Holdings AG	22,124	1,350,931
		1,344,181,706
Consumer Finance - 0.2%
Aeon Credit Service (Asia) Co. Ltd.	3,004,000	2,091,040
American Express Co.	144,062	31,610,084
Capital One Financial Corp.	115,486	15,892,028
Discover Financial Services	495,050	59,752,535
FirstCash Holdings, Inc.	378,073	43,289,359
NerdWallet, Inc. (f)	838,890	14,152,074
OneMain Holdings, Inc.	684,791	32,342,679
Shriram Transport Finance Co. Ltd.	367,146	10,800,678
Synchrony Financial	247,859	10,236,577
		220,167,054
Financial Services - 1.6%
Apollo Global Management, Inc.	674,726	75,434,367
Berkshire Hathaway, Inc.:
Class A (f)	39	24,045,879
Class B (f)	1,163,366	476,282,040
BFF Bank SpA (b)	711,400	8,296,227
Block, Inc. Class A (f)	1,771,672	140,794,774
Cannae Holdings, Inc. (f)	926,700	20,220,594
Cass Information Systems, Inc. (e)	9,101	439,760
Corebridge Financial, Inc. (e)	545,000	13,532,350
Edenred SA	476,959	23,604,621
Equitable Holdings, Inc.	262,502	8,988,068
Essent Group Ltd.	684,195	36,652,326
Euronet Worldwide, Inc. (f)	24,235	2,652,278
EVERTEC, Inc.	346,326	12,512,758
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	52,400	9,372,788
Fidelity National Information Services, Inc.	553,836	38,319,913
Fiserv, Inc. (f)	367,020	54,785,075
FleetCor Technologies, Inc. (f)	150,273	41,966,741
Flywire Corp. (f)	927,870	26,342,229
Global Payments, Inc.	368,406	47,782,258
International Money Express, Inc. (f)	28,466	560,780
MasterCard, Inc. Class A	220,833	104,842,675
MGIC Investment Corp.	367,516	7,309,893
NMI Holdings, Inc. (f)	161,550	4,859,424
PayPal Holdings, Inc. (f)	396,982	23,953,894
Radian Group, Inc.	65,120	1,897,597
Screaming Eagle Acquisition Corp. (f)	30,800	328,328
Shift4 Payments, Inc. (e)(f)	42,830	3,521,483
UWM Holdings Corp. Class A (e)	1,324,300	8,449,034
Visa, Inc. Class A	1,485,553	419,876,700
Voya Financial, Inc.	350,874	23,985,747
Walker & Dunlop, Inc. (e)	23,920	2,281,490
WEX, Inc. (f)	120,800	26,543,384
Zenkoku Hosho Co. Ltd.	97,000	3,555,330
		1,693,990,805
Insurance - 1.5%
Allstate Corp.	60,992	9,729,444
American Equity Investment Life Holding Co. (f)	49,725	2,761,727
American Financial Group, Inc.	149,917	19,139,903
American International Group, Inc.	121,034	8,822,168
Aon PLC	20,504	6,479,059
Arthur J. Gallagher & Co.	242,412	59,131,559
ASR Nederland NV	126,100	5,809,995
Assurant, Inc.	75,356	13,673,346
Brown & Brown, Inc.	148,198	12,479,754
BRP Group, Inc. (f)	1,573,910	43,786,176
Chubb Ltd.	1,427,805	359,335,684
Cincinnati Financial Corp.	46,470	5,297,580
Direct Line Insurance Group PLC (f)	7,861,635	20,045,958
Enstar Group Ltd. (f)	26,360	8,117,298
Erie Indemnity Co. Class A	20,052	8,158,758
Everest Re Group Ltd.	136,210	50,245,145
F&G Annuities & Life, Inc. (e)	14,700	555,366
Fairfax Financial Holdings Ltd. (sub. vtg.)	32,496	34,685,466
First American Financial Corp.	60,300	3,522,123
Globe Life, Inc.	201,981	25,637,448
Goosehead Insurance (f)	19,214	1,453,539
Grupo Catalana Occidente SA	68,340	2,489,145
Hartford Financial Services Group, Inc.	861,891	82,603,633
Kinsale Capital Group, Inc.	17,690	9,131,224
Lincoln National Corp.	136,383	3,755,988
Loews Corp.	229,548	17,245,941
Marsh & McLennan Companies, Inc.	326,875	66,117,006
MetLife, Inc.	209,142	14,585,563
NN Group NV	146,228	6,520,863
Old Republic International Corp.	36,575	1,059,212
Primerica, Inc.	196,984	48,312,296
Principal Financial Group, Inc.	27,371	2,213,219
Progressive Corp.	373,856	70,868,143
Prudential Financial, Inc.	51,072	5,566,337
Prudential PLC	448,687	4,420,844
Reinsurance Group of America, Inc.	344,175	60,867,349
RLI Corp.	32,258	4,724,184
Selective Insurance Group, Inc.	184,189	19,244,067
Stewart Information Services Corp.	113,100	7,123,038
Talanx AG	40,841	2,913,303
The Travelers Companies, Inc.	1,174,832	259,590,879
Universal Insurance Holdings, Inc.	21,780	439,738
Unum Group	1,301,565	64,362,389
White Mountains Insurance Group Ltd. (e)	2,330	4,113,475
Willis Towers Watson PLC	409,611	111,664,055
		1,568,799,387
Mortgage Real Estate Investment Trusts - 0.0%
Redwood Trust, Inc.	832,310	5,102,060
TOTAL FINANCIALS		8,598,417,999
HEALTH CARE - 6.1%
Biotechnology - 0.8%
AbbVie, Inc.	445,000	78,342,250
Alkermes PLC (f)	18,141	538,606
Alnylam Pharmaceuticals, Inc. (f)	63,900	9,654,651
Amgen, Inc.	4,442	1,216,353
Apogee Therapeutics, Inc. (e)	75,254	2,620,344
Arcellx, Inc. (f)	71,770	4,723,901
Argenx SE ADR (f)	84,300	32,034,843
Ascendis Pharma A/S sponsored ADR (e)(f)	132,000	19,504,320
Autolus Therapeutics PLC ADR (f)	398,650	2,391,900
Avidity Biosciences, Inc. (f)	590,100	10,798,830
Beam Therapeutics, Inc. (e)(f)	175,700	6,938,393
Biogen, Inc. (f)	84,403	18,314,607
Blueprint Medicines Corp. (f)	524,278	49,030,479
Cargo Therapeutics, Inc.	425,000	10,276,500
Celldex Therapeutics, Inc. (f)	266,339	12,800,252
Crinetics Pharmaceuticals, Inc. (f)	100,230	4,103,416
Cytokinetics, Inc. (f)	609,520	44,031,725
Day One Biopharmaceuticals, Inc. (e)(f)	337,665	5,649,135
Dyne Therapeutics, Inc. (f)	319,900	8,605,310
Essex Bio-Technology Ltd.	312,000	93,247
Exact Sciences Corp. (f)	166,000	9,549,980
Exelixis, Inc. (f)	242,254	5,305,363
Gilead Sciences, Inc.	696,857	50,243,390
Immunocore Holdings PLC ADR (f)	145,572	9,785,350
Incyte Corp. (f)	186,228	10,868,266
Insmed, Inc. (f)	221,600	6,142,752
Intellia Therapeutics, Inc. (f)	169,000	5,428,280
Janux Therapeutics, Inc. (f)	39,990	1,934,716
Keros Therapeutics, Inc. (f)	251,220	16,957,350
Legend Biotech Corp. ADR (f)	600,000	39,096,000
Madrigal Pharmaceuticals, Inc. (e)(f)	17,320	4,090,984
Moonlake Immunotherapeutics (e)(f)	51,800	2,498,832
Natera, Inc. (f)	399,200	34,526,808
Poseida Therapeutics, Inc. (f)	12,038	47,670
PTC Therapeutics, Inc. (f)	284,610	8,023,156
Regeneron Pharmaceuticals, Inc. (f)	120,000	115,930,800
Repligen Corp. (e)(f)	89,680	17,397,023
Sarepta Therapeutics, Inc. (f)	209,849	26,839,687
Spyre Therapeutics, Inc. (f)	45,100	1,237,544
United Therapeutics Corp. (f)	63,686	14,370,109
Vaxcyte, Inc. (f)	835,330	61,664,061
Verve Therapeutics, Inc. (e)(f)	220,780	3,764,299
Viking Therapeutics, Inc. (f)	18,210	1,403,081
Viridian Therapeutics, Inc. (f)	607,500	11,366,325
Xenon Pharmaceuticals, Inc. (e)(f)	571,495	26,974,564
Zentalis Pharmaceuticals, Inc. (e)(f)	264,682	3,946,409
		811,061,861
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	241,835	28,691,304
Atricure, Inc. (f)	454,149	15,881,591
Atrion Corp. (e)	1,054	387,861
Axonics, Inc. (f)	74,560	5,065,606
Becton, Dickinson & Co.	155,322	36,586,097
Boston Scientific Corp. (f)	5,885,394	389,671,937
Dentsply Sirona, Inc.	289,400	9,457,592
Edwards Lifesciences Corp. (f)	592,358	50,273,423
GE Healthcare Holding LLC	58,286	5,320,346
Glaukos Corp. (f)	490,750	43,475,543
Globus Medical, Inc. (f)	63,635	3,435,654
Hologic, Inc. (f)	134,126	9,898,499
IDEXX Laboratories, Inc. (f)	16,226	9,333,682
InBody Co. Ltd.	31,800	652,471
Inspire Medical Systems, Inc. (e)(f)	286,237	51,247,872
Insulet Corp. (f)	182,000	29,848,000
Integra LifeSciences Holdings Corp. (f)	181,588	6,702,413
Intuitive Surgical, Inc. (f)	69,000	26,606,400
iRhythm Technologies, Inc. (f)	50,170	5,952,671
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.) (e)	423,496	8,491,095
Lantheus Holdings, Inc. (f)	156,700	10,245,046
LeMaitre Vascular, Inc.	12,723	890,610
Masimo Corp. (f)	363,930	46,779,562
Medtronic PLC	208,968	17,419,572
Merit Medical Systems, Inc. (f)	189,070	14,407,134
Penumbra, Inc. (f)	500,500	117,577,460
Pulmonx Corp. (f)	503,800	4,645,036
RxSight, Inc. (f)	168,280	9,183,040
Stryker Corp.	110,459	38,557,923
TransMedics Group, Inc. (f)	64,470	5,260,752
Utah Medical Products, Inc.	5,570	390,903
Value Added Technology Co. Ltd.	80,700	1,837,092
Vieworks Co. Ltd.	119,600	2,574,855
ViewRay, Inc. (e)(f)	788,420	1
Zimmer Biomet Holdings, Inc.	189,223	23,531,772
		1,030,280,815
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (f)	406,120	33,890,714
Addus HomeCare Corp. (f)	27,200	2,510,016
agilon health, Inc. (e)(f)	4,683,200	28,708,016
AMN Healthcare Services, Inc. (f)	151,371	8,517,646
Cardinal Health, Inc.	522,912	58,555,686
Centene Corp. (f)	4,458,707	349,696,390
Chemed Corp.	12,121	7,589,322
Cigna Group	1,560,399	524,512,520
Corvel Corp. (f)	7,292	1,779,248
CVS Health Corp.	3,940,127	293,027,245
Elevance Health, Inc.	356,482	178,686,603
Guardant Health, Inc. (f)	160,300	3,045,700
Henry Schein, Inc. (f)	153,300	11,722,851
Humana, Inc.	251,537	88,118,442
Laboratory Corp. of America Holdings	63,700	13,748,371
LifeStance Health Group, Inc. (e)(f)	3,393,990	28,339,817
McKesson Corp.	194,690	101,513,313
Molina Healthcare, Inc. (f)	42,000	16,544,220
National Research Corp. Class A	11,662	470,212
Owens & Minor, Inc. (f)	1,192,290	29,008,416
Privia Health Group, Inc. (f)	1,344,910	30,018,391
Quest Diagnostics, Inc.	59,000	7,368,510
Sinopharm Group Co. Ltd. (H Shares)	4,015,200	11,256,612
Surgery Partners, Inc. (f)	1,662,520	51,587,996
Tenet Healthcare Corp. (f)	46,220	4,298,460
The Ensign Group, Inc.	78,075	9,753,129
UnitedHealth Group, Inc.	1,006,142	496,631,691
Universal Health Services, Inc. Class B	172,429	28,805,989
		2,419,705,526
Health Care Technology - 0.0%
Doximity, Inc. (f)	100,908	2,848,633
Evolent Health, Inc. Class A (f)	944,410	32,024,943
HealthStream, Inc.	19,491	531,714
Phreesia, Inc. (f)	809,520	20,035,620
Simulations Plus, Inc. (e)	12,593	522,610
Teladoc Health, Inc. (e)(f)	234,342	3,533,877
		59,497,397
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (f)	996,000	46,453,440
Bio-Rad Laboratories, Inc. Class A (f)	39,439	12,852,381
Bruker Corp.	377,650	32,681,831
Danaher Corp.	906,586	229,493,180
ICON PLC (f)	54,360	17,428,903
IQVIA Holdings, Inc. (f)	128,000	31,636,480
Medpace Holdings, Inc. (f)	18,674	7,423,288
Thermo Fisher Scientific, Inc.	122,000	69,561,960
		447,531,463
Pharmaceuticals - 1.6%
Arvinas Holding Co. LLC (f)	284,260	13,070,275
AstraZeneca PLC:
(United Kingdom)	285,000	35,925,252
sponsored ADR	2,228,620	142,988,259
Axsome Therapeutics, Inc. (e)(f)	65,810	5,355,618
Bristol-Myers Squibb Co.	5,777,844	293,225,583
Corcept Therapeutics, Inc. (f)	72,551	1,704,949
CymaBay Therapeutics, Inc. (f)	114,400	3,682,536
Dawnrays Pharmaceutical Holdings Ltd.	2,414,000	363,819
Edgewise Therapeutics, Inc. (f)	390,250	6,372,783
Eli Lilly & Co.	439,700	331,393,096
Enliven Therapeutics, Inc. (e)(f)	121,040	1,933,009
Faes Farma SA	112,111	363,509
Genomma Lab Internacional SA de CV	973,800	751,879
GSK PLC sponsored ADR	1,854,827	77,717,251
Hypera SA (f)	608,400	4,024,098
Jazz Pharmaceuticals PLC (f)	34,300	4,078,270
Johnson & Johnson	1,612,312	260,194,911
Merck & Co., Inc.	1,937,644	246,371,435
Organon & Co.	286,268	4,983,926
Pfizer, Inc.	1,576,111	41,861,508
Prestige Brands Holdings, Inc. (f)	39,827	2,771,163
Roche Holding AG (participation certificate)	239,196	62,540,485
Royalty Pharma PLC	929,000	28,185,860
Sanofi SA sponsored ADR	1,924,250	92,075,363
Supernus Pharmaceuticals, Inc. (f)	43,891	1,303,563
UCB SA	354,272	40,778,550
Verona Pharma PLC ADR (f)	152,790	2,631,044
Viatris, Inc.	69,375	858,169
		1,707,506,163
TOTAL HEALTH CARE		6,475,583,225
INDUSTRIALS - 6.0%
Aerospace & Defense - 1.2%
AerSale Corp. (f)	322,380	2,849,839
Airbus Group NV	553,498	91,581,316
Bombardier, Inc. Class B (sub. vtg.) (f)	67,100	2,430,561
Cadre Holdings, Inc.	606,530	21,792,623
Curtiss-Wright Corp.	1,617	382,049
General Dynamics Corp.	132,124	36,102,883
HEICO Corp. Class A	97,346	15,146,064
Howmet Aerospace, Inc.	700,900	46,644,895
Huntington Ingalls Industries, Inc.	144,131	42,031,482
Kratos Defense & Security Solutions, Inc. (f)	1,006,740	18,362,938
L3Harris Technologies, Inc.	431,754	91,385,052
Leonardo DRS, Inc. (f)	65,400	1,485,234
Lockheed Martin Corp.	409,922	175,544,997
Moog, Inc. Class A	28,792	4,317,360
Northrop Grumman Corp.	395,507	182,336,637
RTX Corp.	376,118	33,726,501
Safran SA	60,200	12,623,379
Spirit AeroSystems Holdings, Inc. Class A (e)(f)	144,000	4,118,400
Textron, Inc.	337,244	30,038,323
The Boeing Co. (f)	1,746,429	355,782,516
TransDigm Group, Inc.	48,300	56,884,842
V2X, Inc. (f)	433,732	16,698,682
Woodward, Inc.	38,411	5,434,772
		1,247,701,345
Air Freight & Logistics - 0.2%
Compania de Distribucion Integral Logista Holdings SA	184,100	4,942,546
DHL Group	629,700	29,203,678
FedEx Corp.	344,227	85,702,196
Forward Air Corp.	19,608	728,045
United Parcel Service, Inc. Class B	733,460	108,742,780
		229,319,245
Building Products - 0.4%
A.O. Smith Corp.	105,766	8,768,001
Armstrong World Industries, Inc. (e)	108,197	13,049,640
AZZ, Inc.	166,270	12,104,456
Builders FirstSource, Inc. (f)	72,904	14,229,403
Carlisle Companies, Inc.	111,653	39,078,550
Fortune Brands Innovations, Inc.	102,017	8,298,063
Gibraltar Industries, Inc. (f)	24,460	1,894,427
Hayward Holdings, Inc. (f)	1,914,626	28,317,319
Janus International Group, Inc. (f)	350,900	5,035,415
Johnson Controls International PLC	403,920	23,940,338
Nihon Dengi Co. Ltd.	28,900	1,075,654
Nihon Flush Co. Ltd.	97,378	630,697
Owens Corning	13,806	2,067,863
Simpson Manufacturing Co. Ltd.	110,900	23,142,612
Tecnoglass, Inc. (e)	203,465	9,514,023
Trane Technologies PLC	536,358	151,236,865
Trex Co., Inc. (f)	291,000	26,702,160
UFP Industries, Inc.	109,920	12,600,130
		381,685,616
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (f)	854,360	15,164,890
Brady Corp. Class A	36,911	2,151,173
Cintas Corp.	33,052	20,776,818
CoreCivic, Inc. (f)	166,100	2,529,703
Ennis, Inc.	19,269	391,546
GFL Environmental, Inc.	424,800	15,315,524
MSA Safety, Inc.	5,332	981,888
Prestige International, Inc.	494,200	2,116,305
Republic Services, Inc.	146,151	26,833,324
Takkt AG	202,090	2,970,497
Tetra Tech, Inc.	86,016	15,252,357
The Brink's Co.	651,489	53,962,834
Veralto Corp.	111,833	9,664,608
VSE Corp.	186,262	13,802,014
		181,913,481
Construction & Engineering - 0.2%
AECOM	103,339	9,179,603
Bowman Consulting Group Ltd. (e)(f)	194,570	6,337,145
Comfort Systems U.S.A., Inc. (e)	118,738	36,301,769
Construction Partners, Inc. Class A (f)	85,070	4,090,166
EMCOR Group, Inc.	264,436	82,905,975
Fluor Corp. (f)	65,063	2,394,318
Granite Construction, Inc.	63,920	3,293,798
IES Holdings, Inc. (f)	64,956	7,139,964
Quanta Services, Inc.	150,700	36,395,557
Raiznext Corp.	206,100	3,141,265
Sterling Construction Co., Inc. (f)	61,740	6,583,954
Valmont Industries, Inc.	24,862	5,269,004
Willscot Mobile Mini Holdings (f)	561,600	26,816,400
		229,848,918
Electrical Equipment - 0.6%
Acuity Brands, Inc.	206,642	51,916,736
AMETEK, Inc.	776,377	139,887,608
AQ Group AB	153,500	8,232,945
Atkore, Inc. (e)	115,070	19,492,858
Eaton Corp. PLC	474,331	137,081,659
Emerson Electric Co.	287,369	30,705,378
Encore Wire Corp. (e)	25,010	6,027,410
EnerSys	29,266	2,688,960
Fluence Energy, Inc. (e)(f)	121,300	1,854,677
GrafTech International Ltd.	1,341,000	2,360,160
Hubbell, Inc. Class B	119,577	45,519,377
Nextracker, Inc. Class A	128,220	7,211,093
nVent Electric PLC	320,300	21,562,596
Regal Rexnord Corp.	522,334	89,575,058
Sensata Technologies, Inc. PLC	101,100	3,479,862
Shoals Technologies Group, Inc. (f)	396,400	5,085,812
Vertiv Holdings Co. (h)	1,335,893	90,333,085
Vertiv Holdings LLC (c)	153,781	10,398,671
		673,413,945
Ground Transportation - 0.4%
CSX Corp.	2,208,987	83,808,967
Knight-Swift Transportation Holdings, Inc. Class A	607,385	34,220,071
Landstar System, Inc.	28,899	5,496,590
Norfolk Southern Corp.	25,694	6,510,346
Old Dominion Freight Lines, Inc.	192,800	85,310,144
Stef SA	52,034	6,782,345
Uber Technologies, Inc. (f)	664,900	52,859,550
Union Pacific Corp.	402,551	102,123,163
Universal Logistics Holdings, Inc. (e)	297,140	10,052,246
XPO, Inc. (f)	325,427	39,155,377
		426,318,799
Industrial Conglomerates - 0.9%
3M Co.	345,817	31,856,662
DCC PLC (United Kingdom)	130,100	9,222,889
General Electric Co. (h)	5,232,526	820,931,004
Honeywell International, Inc.	24,333	4,835,697
Mytilineos SA	87,400	3,400,629
Siemens AG	501,900	99,360,622
		969,607,503
Machinery - 1.2%
AGCO Corp.	118,957	13,049,583
Allison Transmission Holdings, Inc.	143,566	10,814,827
Beijer Alma AB (B Shares)	158,620	2,668,557
Caterpillar, Inc.	302,222	100,930,059
Chart Industries, Inc. (f)	195,500	27,929,130
CNH Industrial NV	841,883	10,060,502
Columbus McKinnon Corp. (NY Shares)	196,220	8,196,109
Crane Co.	355,373	43,199,142
Cummins, Inc.	43,042	11,561,512
Daiwa Industries Ltd.	325,400	3,090,779
Deere & Co.	410,535	149,865,802
Donaldson Co., Inc.	131,575	9,423,402
Dover Corp.	524,500	86,741,810
EnPro Industries, Inc.	65,370	10,185,953
ESAB Corp.	280,933	27,846,079
Estic Corp.	18,000	112,740
Federal Signal Corp.	115,072	9,425,548
Flowserve Corp.	541,502	22,916,365
Fortive Corp.	1,122,021	95,517,648
Gates Industrial Corp. PLC (f)	87,200	1,283,584
Graco, Inc.	135,865	12,399,040
Hillenbrand, Inc.	451,130	21,451,232
Hy-Lok Corp.	76,816	1,461,064
Ingersoll Rand, Inc.	1,164,000	106,308,120
ITT, Inc.	264,200	33,326,188
JOST Werke AG (b)	89,100	4,656,070
Kadant, Inc.	8,715	2,939,570
Lincoln Electric Holdings, Inc.	43,139	11,069,467
Miller Industries, Inc.	66,500	2,993,165
Mueller Industries, Inc.	91,297	4,690,840
Nordson Corp.	53,071	14,098,311
NORMA Group AG	85,768	1,297,773
Omega Flex, Inc. (e)	2,669	185,896
Oshkosh Corp.	156,657	17,366,995
Otis Worldwide Corp.	128,004	12,198,781
PACCAR, Inc.	136,916	15,182,615
Parker Hannifin Corp.	280,936	150,427,181
Pentair PLC	964,000	74,989,560
Snap-On, Inc.	42,543	11,727,403
Stanley Black & Decker, Inc.	83,932	7,494,288
Terex Corp.	94,350	5,410,973
Timken Co.	147,410	12,380,966
Watts Water Technologies, Inc. Class A	22,014	4,489,755
Westinghouse Air Brake Tech Co.	247,114	34,914,737
		1,208,279,121
Marine Transportation - 0.0%
Kirby Corp. (f)	262,345	23,012,903
Matson, Inc. (e)	6,857	761,470
		23,774,373
Passenger Airlines - 0.0%
American Airlines Group, Inc. (f)	201,644	3,161,778
Copa Holdings SA Class A	17,300	1,686,231
Delta Air Lines, Inc.	344,088	14,544,600
Jet2 PLC	349,877	6,161,014
Ryanair Holdings PLC sponsored ADR	49,500	6,843,375
United Airlines Holdings, Inc. (f)	13,300	605,017
		33,002,015
Professional Services - 0.5%
Altech Corp.	59,000	1,145,211
ASGN, Inc. (f)	414,158	41,134,173
Automatic Data Processing, Inc.	20,500	5,148,165
Barrett Business Services, Inc.	34,505	4,209,265
CACI International, Inc. Class A (f)	92,983	34,854,678
CBIZ, Inc. (f)	20,700	1,563,471
Concentrix Corp. (e)	454,233	32,909,181
CRA International, Inc.	71,096	9,423,064
Creek & River Co. Ltd. (e)	20,500	264,044
Dun & Bradstreet Holdings, Inc.	1,714,139	18,067,025
E-Credible Co. Ltd.	47,700	473,280
Equifax, Inc.	30,000	8,207,700
ExlService Holdings, Inc. (f)	103,184	3,211,086
Exponent, Inc.	39,513	3,196,207
First Advantage Corp.	143,220	2,242,825
Franklin Covey Co. (f)	8,785	335,411
Genpact Ltd.	1,436,345	48,835,730
ICF International, Inc.	189,960	29,415,306
Insperity, Inc.	23,706	2,413,034
KBR, Inc.	768,333	46,123,030
Kforce, Inc. (e)	272,509	18,977,527
Leidos Holdings, Inc.	69,464	8,881,667
Maximus, Inc. (e)	1,136,872	95,110,712
Parsons Corp. (f)	63,576	5,124,861
Paycom Software, Inc.	20,600	3,757,234
Paylocity Holding Corp. (f)	34,618	5,836,941
Quick Co. Ltd.	180,800	2,964,290
Robert Half, Inc.	86,090	6,921,636
Science Applications International Corp.	265,705	37,188,072
SS&C Technologies Holdings, Inc.	109,037	6,952,199
TrueBlue, Inc. (f)	192,730	2,264,578
Verra Mobility Corp. (f)	506,900	10,959,178
WDB Holdings Co. Ltd.	22,900	343,989
Will Group, Inc.	187,400	1,430,000
Wilmington PLC	114,400	505,425
WNS Holdings Ltd. sponsored ADR (f)	107,565	6,206,501
		506,596,696
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (f)	79,600	6,143,528
Alligo AB (B Shares)	43,100	583,736
Applied Industrial Technologies, Inc.	126,920	24,100,839
Beacon Roofing Supply, Inc. (f)	368,859	31,681,300
Beijer Ref AB (B Shares)	288,700	4,054,900
Boise Cascade Co.	33,528	4,556,790
Bossard Holding AG	4,612	1,045,634
Core & Main, Inc. (f)	687,250	32,802,443
DXP Enterprises, Inc. (f)	27,100	962,592
Ferguson PLC	57,200	12,094,940
FTAI Aviation Ltd.	129,500	7,289,555
Global Industrial Co.	118,600	5,200,610
GMS, Inc. (f)	693	61,892
Green Cross Co. Ltd.	28,900	209,733
Itochu Corp.	269,400	11,708,981
Kamei Corp.	153,600	1,940,491
Mitani Shoji Co. Ltd.	279,400	3,485,045
Momentum Group Komponenter & Tjanster AB	166,800	2,196,346
MSC Industrial Direct Co., Inc. Class A	38,107	3,846,521
RS GROUP PLC	1,128,478	10,734,864
Rush Enterprises, Inc. Class A	225,650	10,989,155
Totech Corp.	18,400	933,991
Watsco, Inc. (e)	87,053	34,309,328
WESCO International, Inc.	128,100	19,149,669
		230,082,883
Transportation Infrastructure - 0.0%
Qingdao Port International Co. Ltd. (H Shares) (b)	3,148,814	1,829,887
TOTAL INDUSTRIALS		6,343,373,827
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 0.3%
Ciena Corp. (f)	601,620	34,280,308
Cisco Systems, Inc.	4,255,626	205,844,630
Extreme Networks, Inc. (f)	155,006	1,959,276
Juniper Networks, Inc.	258,362	9,567,145
Lumentum Holdings, Inc. (f)	415,340	20,131,530
NetScout Systems, Inc. (f)	52,826	1,143,683
		272,926,572
Electronic Equipment, Instruments & Components - 0.3%
Advanced Energy Industries, Inc.	233,510	23,631,212
Amphenol Corp. Class A	386,137	42,181,606
Avnet, Inc.	225,073	10,486,151
Badger Meter, Inc. (e)	23,570	3,740,323
Bel Fuse, Inc. Class B (non-vtg.)	8,042	417,943
Belden, Inc.	178,550	15,208,889
CDW Corp.	85,700	21,100,197
Cognex Corp.	324,318	12,794,345
Coherent Corp. (f)	69,730	4,147,540
Crane NXT Co.	376,140	21,974,099
CTS Corp.	25,118	1,119,258
Daido Signal Co. Ltd.	26,548	76,145
Daiwabo Holdings Co. Ltd.	207,960	3,637,774
ePlus, Inc. (f)	112,680	9,283,705
Fabrinet (f)	77,461	16,698,268
Flex Ltd. (f)	447,300	12,591,495
Insight Enterprises, Inc. (f)	269,645	50,693,260
IPG Photonics Corp. (f)	23,991	2,071,623
Jabil, Inc.	196,200	28,270,458
Kingboard Chemical Holdings Ltd.	707,000	1,388,806
Makus, Inc.	287,084	3,678,263
Maruwa Ceramic Co. Ltd.	15,500	3,525,547
Methode Electronics, Inc. Class A	365,228	7,779,356
Napco Security Technologies, Inc.	171,563	7,725,482
Novanta, Inc. (f)	10,067	1,740,987
PC Connection, Inc.	9,075	602,399
Redington (India) Ltd.	1,060,488	2,644,983
Riken Keiki Co. Ltd.	18,200	931,123
Sanmina Corp. (f)	46,008	2,907,706
TD SYNNEX Corp.	206,083	21,412,024
Thinking Electronic Industries Co. Ltd.	202,000	1,084,958
Trimble, Inc. (f)	9,260	566,619
TTM Technologies, Inc. (f)	163,354	2,425,807
Vishay Precision Group, Inc. (f)	209,439	7,236,117
Vontier Corp.	437,340	18,805,620
		364,580,088
IT Services - 0.6%
Amdocs Ltd.	1,502,311	137,010,763
Avant Group Corp.	185,100	1,689,013
Capgemini SA	447,000	108,730,009
Cognizant Technology Solutions Corp. Class A	798,800	63,121,176
Digitalocean Holdings, Inc. (e)(f)	116,400	4,413,888
DTS Corp.	112,300	3,014,991
EPAM Systems, Inc. (f)	149,400	45,477,360
Fastly, Inc. Class A (f)	211,170	3,002,837
Future Corp.	28,200	316,385
GoDaddy, Inc. (f)	23,958	2,734,806
Hackett Group, Inc. (e)	18,646	460,929
IBM Corp.	163,191	30,195,231
Infosys Ltd. sponsored ADR (e)	534,300	10,664,628
Kyndryl Holdings, Inc. (f)	104,377	2,293,163
MongoDB, Inc. Class A (f)	156,000	69,822,480
Okta, Inc. (f)	206,300	22,135,990
Perficient, Inc. (f)	154,470	10,020,469
Snowflake, Inc. (f)	160,100	30,143,628
Sopra Steria Group	20,380	5,215,924
TDC Soft, Inc.	186,800	2,651,483
Twilio, Inc. Class A (f)	1,149,094	68,474,511
		621,589,664
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (f)	534,638	102,933,854
Allegro MicroSystems LLC (e)(f)	144,960	4,564,790
Analog Devices, Inc.	85,226	16,348,051
Applied Materials, Inc.	219,143	44,183,612
ASML Holding NV (Netherlands)	80,000	75,920,154
Axcelis Technologies, Inc. (f)	26,384	2,972,685
Broadcom, Inc.	45,088	58,636,493
Cirrus Logic, Inc. (f)	358,085	32,879,365
Diodes, Inc. (f)	162,610	11,054,228
FormFactor, Inc. (f)	56,315	2,423,234
Ichor Holdings Ltd. (f)	277,950	11,896,260
Impinj, Inc. (e)(f)	10,600	1,157,732
Intel Corp.	1,172,028	50,455,805
Lam Research Corp.	29,500	27,678,375
Lattice Semiconductor Corp. (f)	818,776	62,726,429
MACOM Technology Solutions Holdings, Inc. (f)	70,451	6,222,937
Marvell Technology, Inc.	1,653,573	118,495,041
Micron Technology, Inc.	1,955,109	177,152,426
MKS Instruments, Inc.	204,480	25,101,965
Nova Ltd. (e)(f)	31,220	5,415,109
NVE Corp. (e)	3,891	325,249
NVIDIA Corp.	1,615,417	1,277,988,697
NXP Semiconductors NV	240,742	60,120,500
ON Semiconductor Corp. (f)	744,300	58,740,156
Onto Innovation, Inc. (f)	63,150	11,629,704
Parade Technologies Ltd.	36,000	1,154,466
Photronics, Inc. (f)	50,261	1,447,014
Power Integrations, Inc.	46,142	3,297,307
Qorvo, Inc. (f)	189,935	21,757,054
Qualcomm, Inc.	367,406	57,972,993
Renesas Electronics Corp.	2,431,300	40,172,579
Sitronix Technology Corp.	21,000	192,411
Skyworks Solutions, Inc.	107,800	11,310,376
SMART Global Holdings, Inc. (e)(f)	443,190	9,426,651
SolarEdge Technologies, Inc. (f)	771,800	51,841,806
Sumco Corp.	305,220	4,772,116
Synaptics, Inc. (f)	65,170	6,523,517
Taiwan Semiconductor Manufacturing Co. Ltd.	4,206,000	92,051,624
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	274,600	35,332,782
Teradyne, Inc.	352,500	36,515,475
Topco Scientific Co. Ltd.	929,455	5,711,636
Ultra Clean Holdings, Inc. (f)	100,020	4,320,864
		2,630,823,522
Software - 4.0%
Adobe, Inc. (f)	534,542	299,493,192
American Software, Inc. Class A	23,767	266,666
Autodesk, Inc. (f)	370,167	95,566,014
Bill Holdings, Inc. (f)	329,600	20,873,568
Blackbaud, Inc. (f)	186,117	12,875,574
BlackLine, Inc. (f)	426,810	24,212,931
CCC Intelligent Solutions Holdings, Inc. (c)(f)	134,385	1,573,648
CommVault Systems, Inc. (f)	40,786	3,903,628
Confluent, Inc. (f)	81,100	2,746,857
Cresco Ltd.	303,600	4,139,264
DocuSign, Inc. (f)	222,306	11,842,241
Dolby Laboratories, Inc. Class A	47,880	3,878,280
DoubleVerify Holdings, Inc. (f)	101,700	3,141,513
Elastic NV (f)	535,686	71,680,144
Envestnet, Inc. (f)	100	5,153
Five9, Inc. (f)	773,773	47,200,153
Gen Digital, Inc.	5,806,200	124,775,238
HubSpot, Inc. (f)	97,600	60,395,856
Informatica, Inc. (e)(f)	31,392	1,022,751
InterDigital, Inc. (e)	21,230	2,272,035
Intuit, Inc.	232,500	154,121,925
Manhattan Associates, Inc. (f)	49,579	12,559,848
Microsoft Corp.	5,957,002	2,464,054,307
MicroStrategy, Inc. Class A (e)(f)	6,530	6,679,145
NCR Voyix Corp. (f)	8,900	130,029
Open Text Corp.	189,100	7,271,952
Open Text Corp. (e)	894,700	34,437,003
Oracle Corp.	786,100	87,791,648
Pegasystems, Inc.	8,744	568,710
PROS Holdings, Inc. (f)	109,850	3,927,138
PTC, Inc. (f)	206,443	37,781,133
Qualys, Inc. (f)	44,995	7,732,841
Rapid7, Inc. (f)	430,980	25,246,808
Sage Group PLC	926,000	14,546,833
Salesforce, Inc.	765,392	236,368,357
SAP SE sponsored ADR (e)	518,255	97,364,567
SolarWinds, Inc. (f)	53,400	637,596
Synopsys, Inc. (f)	149,600	85,830,008
System Research Co. Ltd.	147,000	3,368,096
Telos Corp. (f)	180,140	661,114
Tenable Holdings, Inc. (f)	1,408,258	67,821,705
Teradata Corp. (f)	397,740	14,962,979
Unity Software, Inc. (e)(f)	5,576	163,488
Varonis Systems, Inc. (f)	445,250	22,618,700
Workday, Inc. Class A (f)	194,923	57,436,011
Workiva, Inc. (f)	307,920	26,518,070
Zoom Video Communications, Inc. Class A (f)	191,436	13,540,268
		4,276,004,985
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	6,936,057	1,253,692,303
Dell Technologies, Inc.	209,153	19,798,423
Hewlett Packard Enterprise Co.	512,271	7,801,887
MCJ Co. Ltd.	689,000	6,264,054
NetApp, Inc.	117,005	10,427,486
Samsung Electronics Co. Ltd. (f)	904,070	49,691,473
Seagate Technology Holdings PLC	360,200	33,516,610
Super Micro Computer, Inc. (f)	12,320	10,670,598
TSC Auto ID Technology Corp.	48,290	359,303
Western Digital Corp. (f)	25,205	1,498,941
		1,393,721,078
TOTAL INFORMATION TECHNOLOGY		9,559,645,909
MATERIALS - 1.4%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	224,520	52,546,661
Axalta Coating Systems Ltd. (f)	523,660	17,139,392
C. Uyemura & Co. Ltd.	79,700	6,294,344
Cabot Corp.	301,900	25,646,405
Celanese Corp. Class A (e)	181,120	27,524,806
CF Industries Holdings, Inc.	747,500	60,338,200
Chemtrade Logistics Income Fund	112,500	669,786
Corteva, Inc.	486,808	26,053,964
Dow, Inc.	532,900	29,778,452
DuPont de Nemours, Inc.	813,844	56,309,866
Eastman Chemical Co.	168,320	14,768,397
Ecolab, Inc.	221,519	49,806,332
Element Solutions, Inc.	1,411,652	33,173,822
FMC Corp.	152,730	8,612,445
Hawkins, Inc.	26,518	1,862,890
Huntsman Corp.	658,004	16,844,902
Innospec, Inc.	19,992	2,484,406
Koppers Holdings, Inc.	308,400	17,461,608
Linde PLC	308,677	138,540,411
LSB Industries, Inc. (f)	37,510	276,074
LyondellBasell Industries NV Class A	416,600	41,776,648
Minerals Technologies, Inc.	26,164	1,893,227
NewMarket Corp.	5,551	3,561,910
Nutrien Ltd.	936,900	48,943,656
Olin Corp.	919,940	49,492,772
PPG Industries, Inc.	41,974	5,943,518
Quaker Houghton (e)	48,430	9,710,215
RPM International, Inc.	103,754	11,968,024
Scientex Bhd	1,277,100	1,046,869
Sherwin-Williams Co.	92,400	30,679,572
Soulbrain Co. Ltd.	28,440	5,792,716
The Chemours Co. LLC	1,367,766	26,903,957
The Mosaic Co.	231,700	7,219,772
Tronox Holdings PLC (e)	2,061,909	30,310,062
Westlake Corp.	49,900	6,921,629
		868,297,710
Construction Materials - 0.1%
Eagle Materials, Inc.	127,696	32,377,321
Martin Marietta Materials, Inc.	17,900	10,341,009
RHI Magnesita NV	94,180	4,391,553
Vertex Corp.	34,500	398,803
Vulcan Materials Co.	110,940	29,493,399
Wienerberger AG	324,313	11,321,715
		88,323,800
Containers & Packaging - 0.2%
Aptargroup, Inc.	100,670	14,140,108
Avery Dennison Corp.	66,800	14,464,204
Corticeira Amorim SGPS SA (e)	137,480	1,402,674
Crown Holdings, Inc.	733,460	56,197,705
Graphic Packaging Holding Co.	1,122,650	29,132,768
Greif, Inc. Class A	312,100	20,117,966
Mayr-Melnhof Karton AG	27,600	3,519,949
O-I Glass, Inc. (f)	245,250	4,149,630
Packaging Corp. of America	65,400	11,849,826
Sealed Air Corp.	151,759	5,291,836
Silgan Holdings, Inc.	180,800	7,938,928
		168,205,594
Metals & Mining - 0.3%
Arch Resources, Inc.	28,500	4,710,765
ATI, Inc. (f)	135,930	6,685,037
Carpenter Technology Corp.	17,904	1,157,494
Cleveland-Cliffs, Inc. (f)	389,800	8,107,840
Commercial Metals Co.	141,100	7,619,400
Constellium NV (f)	417,564	8,096,566
First Quantum Minerals Ltd.	7,837,601	74,209,316
Franco-Nevada Corp.	47,700	4,994,063
Freeport-McMoRan, Inc.	2,495,517	94,355,498
Ivanhoe Electric, Inc. (e)(f)	348,400	2,578,160
Ivanhoe Mines Ltd. (e)(f)	3,112,000	33,088,575
Newmont Corp.	500,200	15,631,250
Nucor Corp.	279,976	53,839,385
Steel Dynamics, Inc.	23,800	3,184,916
Teck Resources Ltd. Class B	115,600	4,441,352
Warrior Metropolitan Coal, Inc.	145,600	8,294,832
Worthington Steel, Inc.	20,500	649,030
		331,643,479
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	15,780	1,167,247
Stella-Jones, Inc.	32,000	1,799,064
Sylvamo Corp.	25,037	1,512,485
		4,478,796
TOTAL MATERIALS		1,460,949,379
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Agree Realty Corp.	77,896	4,280,385
Alexandria Real Estate Equities, Inc.	7,300	910,529
American Homes 4 Rent Class A	666,429	24,664,537
American Tower Corp.	356,299	70,853,619
Apartment Income (REIT) Corp.	643,072	19,497,943
Apple Hospitality (REIT), Inc.	312,620	5,030,056
Armada Hoffler Properties, Inc. (e)	355,750	3,621,535
AvalonBay Communities, Inc.	1,431	253,330
COPT Defense Properties (SBI)	291,000	7,050,930
Cousins Properties, Inc.	95,469	2,177,648
Crown Castle, Inc.	1,420,181	156,134,699
CubeSmart	682,600	29,768,186
Digital Realty Trust, Inc.	192,300	28,231,563
Douglas Emmett, Inc. (e)	356,720	4,715,838
EastGroup Properties, Inc.	10,800	1,897,452
Equinix, Inc.	61,995	55,102,396
Equity Lifestyle Properties, Inc.	614,600	41,374,872
Essex Property Trust, Inc.	55,500	12,842,700
Extra Space Storage, Inc.	23,812	3,356,778
Federal Realty Investment Trust (SBI)	134,888	13,603,455
First Industrial Realty Trust, Inc.	60,012	3,180,636
Four Corners Property Trust, Inc.	236,620	5,721,472
Gaming & Leisure Properties	33,287	1,513,893
Healthpeak Properties, Inc.	102,504	1,716,942
Highwoods Properties, Inc. (SBI)	190,200	4,650,390
Invitation Homes, Inc.	1,370,572	46,695,388
LXP Industrial Trust (REIT)	3,297,831	28,559,216
Mid-America Apartment Communities, Inc.	155,453	19,537,333
NNN (REIT), Inc.	63,865	2,598,667
Omega Healthcare Investors, Inc.	365,100	11,361,912
Outfront Media, Inc.	1,119,920	16,093,250
Park Hotels & Resorts, Inc.	280,600	4,657,960
Plymouth Industrial REIT, Inc.	1,297,280	27,982,330
Postal Realty Trust, Inc.	173,540	2,485,093
Prologis, Inc.	474,522	63,239,547
Public Storage	53,260	15,118,916
Rayonier, Inc.	19,421	668,665
RLJ Lodging Trust	250,549	2,974,017
Ryman Hospitality Properties, Inc.	58,580	6,940,558
SBA Communications Corp. Class A	24,989	5,228,448
Simon Property Group, Inc.	492,335	72,934,507
Sun Communities, Inc.	111,700	14,940,992
Terreno Realty Corp.	84,792	5,452,126
Urban Edge Properties	342,050	5,818,271
Ventas, Inc.	407,200	17,220,488
VICI Properties, Inc.	128,668	3,851,033
Welltower, Inc.	344,300	31,730,688
		908,241,189
Real Estate Management & Development - 0.1%
Arealink Co. Ltd.	27,500	463,347
Cushman & Wakefield PLC (f)	786,792	7,860,052
Jones Lang LaSalle, Inc. (f)	158,767	30,203,834
Newmark Group, Inc.	1,985,000	21,418,150
Robinsons Land Corp.	2,929,000	853,304
Savills PLC	403,100	4,693,986
The RMR Group, Inc.	11,563	282,947
Zillow Group, Inc.:
Class A (f)	64,997	3,513,738
Class C (f)	446,888	25,092,761
		94,382,119
TOTAL REAL ESTATE		1,002,623,308
UTILITIES - 1.5%
Electric Utilities - 1.1%
Allete, Inc.	401,911	22,764,239
American Electric Power Co., Inc.	146,700	12,497,373
Constellation Energy Corp.	1,014,313	170,861,025
Duke Energy Corp.	143,522	13,179,625
Edison International	2,037,000	138,556,740
Entergy Corp.	310,700	31,557,799
Evergy, Inc.	353,400	17,507,436
Eversource Energy	437,746	25,695,690
Exelon Corp.	395,121	14,161,137
FirstEnergy Corp.	543,900	19,912,179
IDACORP, Inc.	143,430	12,637,617
Kansai Electric Power Co., Inc.	634,900	8,133,174
NextEra Energy, Inc.	2,109,799	116,439,807
NRG Energy, Inc.	136,801	7,567,831
OGE Energy Corp. (e)	558,000	18,363,780
PG&E Corp.	16,566,408	276,493,350
PPL Corp.	796,000	20,990,520
Southern Co.	2,979,966	200,402,714
Xcel Energy, Inc.	306,838	16,167,294
		1,143,889,330
Gas Utilities - 0.0%
Brookfield Infrastructure Corp. A Shares (e)	709,020	23,518,193
China Resource Gas Group Ltd.	268,900	813,964
New Jersey Resources Corp.	146,354	6,089,790
Southwest Gas Holdings, Inc.	124,100	8,457,415
UGI Corp.	201,293	4,927,653
		43,807,015
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (e)	52,913	1,255,096
Clearway Energy, Inc.:
Class A	29,800	603,748
Class C	228,700	4,985,660
Energy Harbor Corp. (f)	59,500	4,998,000
The AES Corp.	3,190,975	48,502,820
Vistra Corp.	270,179	14,735,563
		75,080,887
Multi-Utilities - 0.3%
Black Hills Corp.	97,774	5,087,181
CenterPoint Energy, Inc.	181,347	4,987,043
Dominion Energy, Inc.	1,798,000	85,998,340
DTE Energy Co.	27,003	2,925,775
National Grid PLC	4,235,100	55,416,361
NiSource, Inc.	996,436	25,967,122
Public Service Enterprise Group, Inc.	206,337	12,875,429
Sempra	2,051,800	144,857,080
		338,114,331
Water Utilities - 0.0%
Consolidated Water Co., Inc.	11,241	332,284
TOTAL UTILITIES		1,601,223,847
TOTAL COMMON STOCKS (Cost $36,520,262,901)		49,413,866,581

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Embraer SA sponsored ADR (f)	740,200	14,426,498
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd. (f)	2,331,440	111,036,333
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $110,629,185)		125,462,831

Nonconvertible Bonds - 0.6%
	Principal Amount (i)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.:
0.9% 3/25/24	3,000,000	2,991,227
1.7% 3/25/26	2,000,000	1,859,974
2.95% 7/15/26	1,870,000	1,777,803
NTT Finance Corp. 0.583% 3/1/24 (b)	2,000,000	2,000,000
Verizon Communications, Inc.:
0.75% 3/22/24	1,000,000	997,564
4.125% 3/16/27	1,820,000	1,769,592
		11,396,160
Media - 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.15% 11/10/26	2,000,000	2,017,481
Warnermedia Holdings, Inc. 3.638% 3/15/25	3,000,000	2,936,694
		4,954,175
Wireless Telecommunication Services - 0.0%
Rogers Communications, Inc. 2.9% 11/15/26	2,000,000	1,882,544
T-Mobile U.S.A., Inc.:
2.25% 2/15/26	2,840,000	2,675,605
2.625% 4/15/26	3,000,000	2,839,052
3.5% 4/15/25	2,000,000	1,955,193
		9,352,394
TOTAL COMMUNICATION SERVICES		25,702,729
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
BMW U.S. Capital LLC U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1832% 4/1/25 (b)(j)(k)	1,000,000	1,005,105
Daimler Finance North America LLC:
4.8% 1/11/27 (b)	1,900,000	1,890,579
4.95% 3/30/25 (b)	2,500,000	2,493,079
5.5% 11/27/24 (b)	1,000,000	999,448
General Motors Financial Co., Inc.:
1.2% 10/15/24	3,000,000	2,917,187
1.25% 1/8/26	1,610,000	1,491,906
1.5% 6/10/26	2,000,000	1,832,139
3.95% 4/13/24	3,000,000	2,992,408
4.35% 4/9/25	3,000,000	2,960,993
5% 4/9/27	1,800,000	1,782,675
5.4% 5/8/27	3,000,000	3,001,347
Hyundai Capital America:
1.5% 6/15/26 (b)	2,000,000	1,830,278
5.8% 6/26/25 (b)	2,000,000	2,007,509
5.95% 9/21/26 (b)	2,000,000	2,022,565
Volkswagen Group of America Finance LLC:
3.95% 6/6/25 (b)	3,000,000	2,937,989
4.625% 11/13/25 (b)	1,490,000	1,470,232
5.7% 9/12/26 (b)	3,550,000	3,582,930
6% 11/16/26 (b)	1,900,000	1,935,927
		39,154,296
Specialty Retail - 0.0%
AutoZone, Inc.:
3.125% 4/21/26	1,500,000	1,437,471
3.625% 4/15/25	3,000,000	2,944,955
Lowe's Companies, Inc.:
4% 4/15/25	1,500,000	1,478,489
4.8% 4/1/26	225,000	223,625
O'Reilly Automotive, Inc. 5.75% 11/20/26	2,230,000	2,261,547
Ross Stores, Inc. 0.875% 4/15/26	3,500,000	3,200,966
		11,547,053
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry, Inc. 7.05% 11/27/25	94,000	95,755
TOTAL CONSUMER DISCRETIONARY		50,797,104
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. 3.6% 5/9/24	3,000,000	2,987,860
Consumer Staples Distribution & Retail - 0.0%
Dollar General Corp. 4.25% 9/20/24	3,000,000	2,974,628
Dollar Tree, Inc. 4% 5/15/25	1,500,000	1,473,152
Mondelez International Holdings Netherlands BV 1.25% 9/24/26 (b)	1,960,000	1,776,206
		6,223,986
Food Products - 0.0%
JDE Peet's BV 0.8% 9/24/24 (b)	2,000,000	1,941,084
Tobacco - 0.0%
Altria Group, Inc. 2.625% 9/16/26	2,000,000	1,878,478
BAT Capital Corp.:
3.215% 9/6/26	2,810,000	2,664,614
3.222% 8/15/24	3,000,000	2,964,598
4.7% 4/2/27	2,000,000	1,957,369
BAT International Finance PLC 1.668% 3/25/26	2,000,000	1,852,948
Imperial Tobacco Finance PLC 3.5% 7/26/26 (b)	1,000,000	951,267
Philip Morris International, Inc.:
2.875% 5/1/24	3,000,000	2,986,063
4.75% 2/12/27	2,102,000	2,075,894
5.125% 11/15/24	2,200,000	2,194,361
Reynolds American, Inc. 4.45% 6/12/25	4,000,000	3,938,631
		23,464,223
TOTAL CONSUMER STAPLES		34,617,153
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	2,930,000	2,702,306
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,000,000	1,908,517
DCP Midstream Operating LP 5.375% 7/15/25	3,000,000	2,993,314
Enbridge, Inc. 5.9% 11/15/26	3,288,000	3,349,463
Energy Transfer LP:
2.9% 5/15/25	2,000,000	1,936,538
4.2% 4/15/27	2,760,000	2,677,343
4.25% 4/1/24	3,000,000	2,996,670
6.05% 12/1/26	3,900,000	3,969,042
Hess Corp. 3.5% 7/15/24	1,500,000	1,485,823
MPLX LP:
1.75% 3/1/26	2,000,000	1,865,817
4% 2/15/25	2,000,000	1,967,526
Petroleos Mexicanos 6.5% 3/13/27	2,000,000	1,865,300
Phillips 66 Co.:
3.55% 10/1/26	1,850,000	1,775,279
3.85% 4/9/25	2,000,000	1,965,883
Pioneer Natural Resources Co. 1.125% 1/15/26	1,500,000	1,392,218
The Williams Companies, Inc.:
3.9% 1/15/25	3,000,000	2,955,859
4.55% 6/24/24	3,000,000	2,986,581
5.4% 3/2/26	312,000	312,725
		38,403,898
TOTAL ENERGY		41,106,204
FINANCIALS - 0.3%
Banks - 0.2%
ABN AMRO Bank NV 6.339% 9/18/27 (b)(j)	1,300,000	1,322,074
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (j)(k)	2,000,000	1,987,342
1.658% 3/11/27 (j)	1,600,000	1,484,630
3.366% 1/23/26 (j)	3,000,000	2,942,573
3.458% 3/15/25 (j)	3,000,000	2,997,612
3.559% 4/23/27 (j)	4,000,000	3,847,283
3.824% 1/20/28 (j)	1,860,000	1,786,620
3.95% 4/21/25	3,000,000	2,950,550
5.933% 9/15/27 (j)	1,700,000	1,722,742
Bank of Montreal:
5.266% 12/11/26	2,000,000	2,005,058
5.3% 6/5/26	1,770,000	1,774,521
Bank of Nova Scotia:
1.3% 9/15/26	1,960,000	1,785,402
5.35% 12/7/26	1,945,000	1,952,070
5.45% 6/12/25	2,000,000	2,000,887
Banque Federative du Credit Mutuel SA:
5.088% 1/23/27 (b)	1,900,000	1,896,452
5.896% 7/13/26 (b)	2,000,000	2,026,053
Barclays PLC:
2.279% 11/24/27 (j)	4,200,000	3,838,604
2.852% 5/7/26 (j)	1,000,000	966,768
3.932% 5/7/25 (j)	3,000,000	2,988,368
5.304% 8/9/26 (j)	1,490,000	1,480,485
5.829% 5/9/27 (j)	2,670,000	2,676,757
6.496% 9/13/27 (j)	2,800,000	2,849,222
7.325% 11/2/26 (j)	1,500,000	1,537,297
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(j)(k)	3,610,000	3,338,768
1.675% 6/30/27 (b)(j)	2,200,000	2,013,045
2.219% 6/9/26 (b)(j)	1,500,000	1,435,941
BPCE SA:
1.652% 10/6/26 (b)(j)	1,590,000	1,486,407
5.203% 1/18/27 (b)	1,500,000	1,499,266
5.975% 1/18/27 (b)(j)	3,000,000	3,002,488
6.612% 10/19/27 (b)(j)	1,740,000	1,774,855
Canadian Imperial Bank of Commerce:
3.945% 8/4/25	2,000,000	1,960,777
5.926% 10/2/26	2,000,000	2,037,149
Citibank NA 5.864% 9/29/25	2,000,000	2,023,498
Citigroup, Inc.:
0.981% 5/1/25 (j)	2,000,000	1,982,518
1.122% 1/28/27 (j)	2,000,000	1,843,183
2.014% 1/25/26 (j)	1,500,000	1,449,244
3.106% 4/8/26 (j)	2,000,000	1,946,623
Citizens Bank NA 4.119% 5/23/25 (j)	3,000,000	2,978,462
Danske Bank A/S:
1.549% 9/10/27 (b)(j)	2,000,000	1,816,272
3.773% 3/28/25 (b)(j)	1,020,000	1,018,032
6.259% 9/22/26 (b)(j)	2,227,000	2,249,960
6.466% 1/9/26 (b)(j)	1,960,000	1,967,734
DNB Bank ASA:
0.856% 9/30/25 (b)(j)	1,000,000	971,468
1.535% 5/25/27 (b)(j)	1,960,000	1,798,097
2.968% 3/28/25 (b)(j)	3,000,000	2,993,959
Fifth Third Bancorp 2.375% 1/28/25	3,000,000	2,912,408
HSBC Holdings PLC:
0.976% 5/24/25 (j)	3,000,000	2,966,080
1.589% 5/24/27 (j)	4,200,000	3,845,260
1.645% 4/18/26 (j)	1,000,000	954,412
3.803% 3/11/25 (j)	3,000,000	2,998,492
4.292% 9/12/26 (j)	1,510,000	1,480,026
5.887% 8/14/27 (j)	2,660,000	2,677,645
Huntington Bancshares, Inc. 2.625% 8/6/24	1,000,000	987,311
Huntington National Bank 5.699% 11/18/25 (j)	1,792,000	1,777,109
Intesa Sanpaolo SpA 3.25% 9/23/24 (b)	3,000,000	2,954,548
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2306% 2/24/26 (j)(k)	3,000,000	3,012,660
1.47% 9/22/27 (j)	2,000,000	1,817,266
1.578% 4/22/27 (j)	2,910,000	2,690,996
3.845% 6/14/25 (j)	3,000,000	2,981,719
5.04% 1/23/28 (j)	2,200,000	2,188,304
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6702% 6/14/24 (j)(k)	3,000,000	2,987,794
KeyCorp 3.878% 5/23/25 (j)	1,500,000	1,484,760
Lloyds Banking Group PLC:
5.462% 1/5/28 (j)	2,200,000	2,190,585
5.985% 8/7/27 (j)	2,305,000	2,321,155
Mitsubishi UFJ Financial Group, Inc.:
0.953% 7/19/25 (j)	2,000,000	1,963,281
1.538% 7/20/27 (j)	3,620,000	3,311,929
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (j)	2,960,000	2,704,953
2.226% 5/25/26 (j)	2,000,000	1,918,238
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	941,000	935,028
5.479% 7/16/25	2,000,000	2,008,309
5.882% 10/30/26	2,000,000	2,036,765
NatWest Group PLC 5.847% 3/2/27 (j)	2,758,000	2,769,329
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.7976% 3/22/25 (b)(j)(k)	2,000,000	2,019,460
0.8% 8/12/24 (b)	3,000,000	2,935,425
PNC Financial Services Group, Inc.:
5.3% 1/21/28 (j)	2,595,000	2,591,765
6.615% 10/20/27 (j)	2,000,000	2,054,474
Rabobank Nederland New York Branch 3.875% 8/22/24	2,000,000	1,983,796
Royal Bank of Canada 2.55% 7/16/24	2,000,000	1,976,487
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	3,000,000	2,981,147
4.26% 6/9/25 (j)	3,000,000	2,978,583
Societe Generale:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.3759% 1/21/26 (b)(j)(k)	3,000,000	3,002,880
3.875% 3/28/24 (b)	3,000,000	2,995,050
Sumitomo Mitsui Financial Group, Inc.:
2.696% 7/16/24	1,500,000	1,483,974
5.464% 1/13/26	3,000,000	3,010,962
5.88% 7/13/26	1,760,000	1,785,661
The Toronto-Dominion Bank:
1.2% 6/3/26	1,000,000	917,498
5.264% 12/11/26	2,075,000	2,088,220
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7522% 6/9/25 (j)(k)	3,000,000	2,991,876
6.047% 6/8/27 (j)	1,760,000	1,777,778
U.S. Bancorp:
3.1% 4/27/26	1,500,000	1,432,743
6.787% 10/26/27 (j)	1,720,000	1,777,102
Wells Fargo & Co.:
0.805% 5/19/25 (j)	2,500,000	2,470,155
2.164% 2/11/26 (j)	1,000,000	967,239
2.406% 10/30/25 (j)	3,000,000	2,935,236
3% 2/19/25	3,000,000	2,932,829
3.196% 6/17/27 (j)	3,550,000	3,379,956
Wells Fargo Bank NA 5.254% 12/11/26	2,000,000	2,007,317
		214,761,091
Capital Markets - 0.1%
Athene Global Funding:
1.608% 6/29/26 (b)	2,500,000	2,269,935
1.716% 1/7/25 (b)	3,000,000	2,901,472
5.684% 2/23/26 (b)	2,700,000	2,698,704
Bank of New York, New York 5.224% 11/21/25 (j)	690,000	688,646
Deutsche Bank AG New York Branch:
1.447% 4/1/25 (j)	3,000,000	2,988,293
3.961% 11/26/25 (j)	3,000,000	2,951,345
5.706% 2/8/28 (j)	3,000,000	2,979,235
7.146% 7/13/27 (j)	720,000	739,542
Goldman Sachs Group, Inc.:
1.431% 3/9/27 (j)	2,910,000	2,689,558
1.542% 9/10/27 (j)	2,000,000	1,820,575
5.7% 11/1/24	2,000,000	2,001,113
Intercontinental Exchange, Inc. 3.65% 5/23/25	1,500,000	1,470,243
Moody's Corp. 3.75% 3/24/25	3,000,000	2,949,107
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8338% 1/22/25 (j)(k)	3,000,000	3,002,640
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4929% 4/17/25 (j)(k)	2,000,000	2,002,156
0.79% 5/30/25 (j)	3,000,000	2,957,777
1.512% 7/20/27 (j)	1,960,000	1,793,079
1.593% 5/4/27 (j)	2,000,000	1,843,820
3.62% 4/17/25 (j)	3,000,000	2,990,997
NASDAQ, Inc. 5.65% 6/28/25	318,000	319,055
UBS Group AG:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.580% 6.8936% 5/12/26 (b)(j)(k)	2,000,000	2,014,110
1.364% 1/30/27 (b)(j)	3,720,000	3,427,142
1.494% 8/10/27 (b)(j)	2,000,000	1,811,925
4.49% 8/5/25 (b)(j)	2,000,000	1,987,108
4.703% 8/5/27 (b)(j)	2,730,000	2,675,917
		55,973,494
Consumer Finance - 0.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	785,000	763,777
1.75% 1/30/26	1,000,000	929,047
6.1% 1/15/27	2,000,000	2,024,990
6.45% 4/15/27 (b)	1,998,000	2,045,073
6.5% 7/15/25	1,500,000	1,514,062
Ally Financial, Inc.:
3.875% 5/21/24	3,000,000	2,986,497
5.125% 9/30/24	3,000,000	2,986,814
5.8% 5/1/25	2,000,000	1,996,846
7.1% 11/15/27	1,620,000	1,686,787
American Express Co.:
5.098% 2/16/28 (j)	2,850,000	2,839,254
5.389% 7/28/27 (j)	1,700,000	1,704,688
6.338% 10/30/26 (j)	1,694,000	1,719,776
Capital One Financial Corp.:
3.3% 10/30/24	3,000,000	2,954,312
4.166% 5/9/25 (j)	2,000,000	1,992,109
4.985% 7/24/26 (j)	1,500,000	1,486,301
Ford Motor Credit Co. LLC:
5.8% 3/5/27	2,200,000	2,195,740
6.95% 3/6/26	65,000	66,170
6.95% 6/10/26	2,000,000	2,039,796
		33,932,039
Financial Services - 0.0%
AIG Global Funding:
0.9% 9/22/25 (b)	2,000,000	1,864,618
5.75% 7/2/26 (b)	2,000,000	2,001,517
Corebridge Financial, Inc.:
3.5% 4/4/25	1,500,000	1,465,016
3.65% 4/5/27	2,810,000	2,666,343
Nationwide Building Society 6.557% 10/18/27 (b)(j)	2,000,000	2,047,293
		10,044,787
Insurance - 0.0%
Aon North America, Inc. 5.125% 3/1/27	3,250,000	3,247,643
Equitable Financial Life Global Funding 1.1% 11/12/24 (b)	3,000,000	2,902,508
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	3,000,000	2,998,336
MassMutual Global Funding II 4.5% 4/10/26 (b)	2,000,000	1,976,658
		11,125,145
TOTAL FINANCIALS		325,836,556
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Amgen, Inc.:
5.15% 3/2/28	342,000	342,660
5.25% 3/2/25	2,000,000	1,995,040
		2,337,700
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 3.363% 6/6/24	3,000,000	2,980,504
Boston Scientific Corp. 1.9% 6/1/25	3,000,000	2,876,538
		5,857,042
Health Care Providers & Services - 0.0%
Cigna Group:
0.613% 3/15/24	3,000,000	2,995,187
1.25% 3/15/26	803,000	741,810
CVS Health Corp.:
2.875% 6/1/26	3,870,000	3,677,457
5% 2/20/26	2,000,000	1,990,923
HCA Holdings, Inc. 4.5% 2/15/27	2,000,000	1,957,413
		11,362,790
Life Sciences Tools & Services - 0.0%
Revvity, Inc. 0.85% 9/15/24	3,000,000	2,921,760
Pharmaceuticals - 0.0%
AstraZeneca Finance LLC 0.7% 5/28/24	1,500,000	1,482,924
Bristol-Myers Squibb Co.:
2.9% 7/26/24	3,000,000	2,968,303
4.9% 2/22/27	1,624,000	1,622,185
GSK Consumer Healthcare Capital 3.125% 3/24/25	1,000,000	975,193
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27	1,870,000	1,776,227
Viatris, Inc. 1.65% 6/22/25	3,000,000	2,847,201
		11,672,033
TOTAL HEALTH CARE		34,151,325
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
L3Harris Technologies, Inc. 5.4% 1/15/27	2,000,000	2,012,444
RTX Corp. 5.75% 11/8/26	721,000	731,311
The Boeing Co. 4.875% 5/1/25	3,000,000	2,972,225
		5,715,980
Building Products - 0.0%
Carrier Global Corp.:
2.242% 2/15/25	3,000,000	2,906,820
5.8% 11/30/25	1,115,000	1,122,856
		4,029,676
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 3.2% 3/15/25	1,500,000	1,467,150
Ground Transportation - 0.0%
Canadian Pacific Railway Co. 1.35% 12/2/24	3,000,000	2,906,228
Machinery - 0.1%
Daimler Trucks Finance North America LLC:
2% 12/14/26 (b)	2,920,000	2,678,554
5% 1/15/27 (b)	2,300,000	2,291,214
5.2% 1/17/25 (b)	610,000	608,178
5.6% 8/8/25 (b)	1,460,000	1,463,362
Otis Worldwide Corp. 2.056% 4/5/25	3,000,000	2,890,953
Parker Hannifin Corp. 3.65% 6/15/24	1,500,000	1,491,401
		11,423,662
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
1.875% 8/15/26	2,000,000	1,836,522
2.3% 2/1/25	3,000,000	2,905,418
3.375% 7/1/25	3,000,000	2,914,039
		7,655,979
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	4,500,000	4,367,455
6.375% 5/4/28 (b)	571,000	579,424
		4,946,879
TOTAL INDUSTRIALS		38,145,554
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Cisco Systems, Inc. 4.8% 2/26/27	3,000,000	3,002,496
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC/EMC Corp. 5.85% 7/15/25	1,500,000	1,506,624
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 4.185% 2/15/27	2,750,000	2,673,319
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 3.875% 6/18/26	2,760,000	2,669,665
		5,342,984
Software - 0.0%
Oracle Corp. 2.65% 7/15/26	2,000,000	1,883,746
Roper Technologies, Inc.:
1% 9/15/25	2,000,000	1,873,654
2.35% 9/15/24	2,000,000	1,964,040
VMware, Inc.:
1% 8/15/24	2,000,000	1,956,900
1.4% 8/15/26	2,000,000	1,818,059
		9,496,399
TOTAL INFORMATION TECHNOLOGY		19,348,503
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese U.S. Holdings LLC:
1.4% 8/5/26	2,904,000	2,633,831
6.05% 3/15/25	1,500,000	1,503,712
Nutrien Ltd. 5.9% 11/7/24	1,996,000	1,998,640
		6,136,183
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Crown Castle, Inc. 4% 3/1/27	2,000,000	1,926,483
Omega Healthcare Investors, Inc. 4.5% 1/15/25	3,000,000	2,968,680
Ventas Realty LP 3.5% 4/15/24	3,000,000	2,991,046
WP Carey, Inc. 4.6% 4/1/24	3,000,000	2,995,322
		10,881,531
UTILITIES - 0.0%
Electric Utilities - 0.0%
Duke Energy Corp. 2.65% 9/1/26	1,000,000	940,754
Eversource Energy 4.75% 5/15/26	1,800,000	1,777,219
Exelon Corp. 5.15% 3/15/29	586,000	583,492
Georgia Power Co. 5.004% 2/23/27	827,000	825,443
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6456% 6/28/24 (j)(k)	2,000,000	1,999,537
Pennsylvania Electric Co. 5.15% 3/30/26 (b)	576,000	570,691
Southern California Edison Co. 3.7% 8/1/25	1,500,000	1,465,227
Southern Co. 5.5% 3/15/29	893,000	905,700
Tampa Electric Co. 3.875% 7/12/24	2,000,000	1,986,978
		11,055,041
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp. 3.3% 7/15/25 (b)	2,000,000	1,928,423
Multi-Utilities - 0.0%
CenterPoint Energy, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.963% 5/13/24 (j)(k)	1,500,000	1,500,237
5.25% 8/10/26	2,000,000	2,000,581
Dominion Energy, Inc. 2.85% 8/15/26	2,000,000	1,889,260
DTE Energy Co. 4.22% 11/1/24	3,000,000	2,967,579
NiSource, Inc. 0.95% 8/15/25	3,000,000	2,814,424
Puget Energy, Inc. 3.65% 5/15/25	2,000,000	1,948,355
		13,120,436
TOTAL UTILITIES		26,103,900
TOTAL NONCONVERTIBLE BONDS (Cost $611,487,179)		612,826,742

U.S. Treasury Obligations - 0.3%
	Principal Amount (i)	Value ($)
U.S. Treasury Notes:
3.625% 5/31/28 (l)	68,614,700	66,794,802
3.875% 1/15/26 (a)(l)	82,892,200	81,707,100
4.125% 6/15/26	87,960,800	87,143,039
4.125% 10/31/27	13,991,200	13,876,429
4.5% 7/15/26	74,839,400	74,786,779
4.625% 2/28/25	49,491,000	49,284,143
TOTAL U.S. TREASURY OBLIGATIONS (Cost $375,224,664)		373,592,292

Asset-Backed Securities - 0.1%
	Principal Amount (i)	Value ($)
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	863,000	861,304
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 1.32% 4/17/33 (b)(j)(k)	4,748,000	4,748,000
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/32 (b)	2,019,000	2,014,929
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	1,192,000	1,200,506
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/28	1,026,000	1,028,393
BMW Vehicle Lease Trust:
Series 2023-2 Class A3, 5.99% 9/25/26	1,057,000	1,065,653
Series 2024-1 Class A3, 4.98% 3/25/27	1,516,000	1,508,693
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/28	247,000	248,150
Carmax 2023-3 A3 Series 2023-3 Class A3, 5.28% 5/15/28	1,154,000	1,156,579
CarMax Auto Owner Trust Series 2023 2 Class A3, 5.05% 1/18/28	1,534,000	1,529,176
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	302,000	307,446
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(j)(k)	2,514,000	2,515,237
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6756% 7/15/33 (b)(j)(k)	2,000,000	2,001,520
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.5512% 7/27/30 (b)(j)(k)	321,596	321,780
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	176,164	172,106
Chase Issuance Trust:
Series 2023-A1 Class A, 5.16% 9/15/28	2,080,000	2,091,511
Series 2023-A2 Class A, 5.08% 9/15/30	2,080,000	2,103,855
Chesapeake Funding II LLC:
Series 2021-1A Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.6692% 4/15/33 (b)(j)(k)	457,600	456,318
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	1,033,006	1,033,034
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	208,940	210,177
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	748,000	749,369
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/28 (b)	817,000	815,791
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (b)	773,000	782,554
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (b)	498,000	500,064
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	134,000	135,390
DLLST 2024-1 LLC Series 2024-1A Class A3, 5.05% 8/20/27 (b)	1,500,000	1,492,765
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6781% 7/17/34 (b)(j)(k)	878,000	878,948
Enterprise Fleet Financing Series 2023-2 Class A2, 5.56% 4/22/30 (b)	1,552,000	1,552,798
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	487,000	494,389
Enterprise Fleet Financing LLC:
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	1,004,589	1,004,699
Series 2024-1 Class A2, 5.23% 3/20/30 (b)	1,896,000	1,891,477
Ford Credit Auto Owner Trust:
Series 2020-2 Class A, 1.06% 4/15/33 (b)	1,409,000	1,316,121
Series 2023-B Class A3, 5.23% 5/15/28	982,000	984,992
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	986,000	981,599
GM Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	981,000	977,892
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	282,000	283,687
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/27	2,671,000	2,663,978
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	141,000	141,279
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/28 (b)	1,104,000	1,102,249
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/29 (b)	2,719,000	2,726,467
Hyundai Auto Lease Securitizat Series 2023-C Class A3, 5.8% 12/15/26 (b)	1,363,000	1,374,085
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/28	285,000	286,627
Porsche Financial Auto Securitizati Series 2023-2A Class A3, 5.79% 1/22/29 (b)	674,000	682,040
Sfs Auto Receivables Securitiz Series 2023-1A Class A3, 5.47% 10/20/28 (b)	1,579,000	1,586,026
SFS Auto Receivables Securitization Series 2024-1A Class A3, 4.95% 5/21/29 (b)	627,000	623,641
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	211,467	211,320
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (b)	1,764,000	1,781,955
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	322,000	323,840
TMUST Series 2024-1A Class A, 5.05% 9/20/29 (b)	1,811,000	1,810,303
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	1,484,000	1,495,225
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	953,039	958,103
Verizon Master Trust:
Series 2023 2 Class A, 4.89% 4/13/28	1,189,000	1,182,674
Series 2023-4 Class A1A, 5.16% 6/20/29	1,573,000	1,576,118
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	1,708,000	1,720,748
Volkswagen Auto Loan Enhanced Series 2023-1 Class A3, 5.02% 6/20/28	699,000	697,603
Voya CLO Ltd./Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7312% 7/19/34 (b)(j)(k)	2,000,000	2,000,140
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	2,470,000	2,470,000
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	1,487,000	1,500,260
World Omni Auto Receivables Trust:
Series 2023-C Class A3, 5.15% 11/15/28	173,000	173,110
Series 2023-D Class A3, 5.79% 2/15/29	1,017,000	1,032,889
Series 2024-A Class A3, 4.86% 3/15/29	2,240,000	2,229,212
TOTAL ASSET-BACKED SECURITIES (Cost $73,546,952)		73,766,794

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (i)	Value ($)
Private Sponsor - 0.0%
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	71,576	68,338
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	105,000	99,698
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (b)	334,370	327,318

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $490,004)		495,354

Commercial Mortgage Securities - 0.0%
	Principal Amount (i)	Value ($)
Benchmark Mortgage Trust sequential payer Series 2019-B9 Class AAB, 3.9325% 3/15/52	1,806,482	1,751,895
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (b)(j)(k)	409,000	408,675
BX Commercial Mortgage Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2825% 11/15/38 (b)(j)(k)	2,954,822	2,935,431
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2325% 2/15/36 (b)(j)(k)	100,000	99,313
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1216% 10/15/36 (b)(j)(k)	576,000	570,060
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3305% 2/15/39 (b)(j)(k)	2,012,705	1,998,239
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0791% 12/9/40 (b)(j)(k)	472,000	475,245
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3643% 4/15/34 (b)(j)(k)	319,000	318,149
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7597% 2/15/39 (b)(j)(k)	2,895,000	2,895,000
BX Commerical Mortgage Trust floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1025% 6/15/38 (b)(j)(k)	1,812,273	1,795,283
BX Trust floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(j)(k)	364,177	365,091
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C4 Class A3, 3.5438% 11/15/48	1,418,163	1,379,278
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (b)(j)(k)	2,497,093	2,472,123
GS Mortgage Securities Trust floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 10/15/36 (b)(j)(k)	2,300,000	2,266,991
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	1,000,000	992,533
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6129% 5/15/39 (b)(j)(k)	2,500,000	2,478,125
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 3/15/38 (b)(j)(k)	1,808,665	1,788,883
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(j)(k)	391,357	392,824
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.009% 7/15/36 (b)(j)(k)	115,000	113,634
Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(j)(k)	128,220	127,639
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,385,196)		25,624,411

Bank Notes - 0.0%
	Principal Amount (i)	Value ($)
Citizens Bank NA 2.25% 4/28/25	3,000,000	2,878,478
Truist Bank 1.5% 3/10/25	2,000,000	1,921,580
TOTAL BANK NOTES (Cost $4,811,793)		4,800,058

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (m) (Cost $1,054)	13	1,157

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (n)	1,268,328,619	1,268,582,285
Fidelity Securities Lending Cash Central Fund 5.39% (n)(o)	696,390,586	696,460,226
TOTAL MONEY MARKET FUNDS (Cost $1,965,038,748)		1,965,042,511

Equity Funds - 51.2%
	Shares	Value ($)
Large Blend Funds - 7.5%
Fidelity SAI U.S. Large Cap Index Fund (m)	137,084,960	2,896,605,196
Fidelity SAI U.S. Low Volatility Index Fund (m)	252,366,756	4,976,672,423
TOTAL LARGE BLEND FUNDS		7,873,277,619
Large Growth Funds - 36.2%
Fidelity Blue Chip Growth Fund (m)	12,638,649	2,461,503,301
Fidelity Contrafund (m)	326,500,697	6,020,672,859
Fidelity Growth Company Fund (m)	318,093,992	11,413,212,433
Fidelity Magellan Fund (m)	488,553,328	6,766,463,590
Fidelity SAI U.S. Momentum Index Fund (m)	992,290	15,182,042
Fidelity SAI U.S. Quality Index Fund (m)	554,528,650	11,683,918,639
TOTAL LARGE GROWTH FUNDS		38,360,952,864
Large Value Funds - 1.4%
Fidelity SAI U.S. Value Index Fund (m)	136,117,156	1,514,983,943
Mid-Cap Blend Funds - 1.2%
Fidelity SAI Small-Mid Cap 500 Index Fund (m)	194,055,924	1,230,314,561
Mid-Cap Growth Funds - 2.7%
Fidelity Extended Market Index Fund (m)	35,016,637	2,829,344,271
Small Blend Funds - 1.3%
Fidelity Small Cap Index Fund (m)	55,500,631	1,411,381,038
Small Growth Funds - 0.9%
Fidelity Advisor Small Cap Growth Fund Class Z (m)	31,445,314	980,779,356
TOTAL EQUITY FUNDS (Cost $42,706,061,691)		54,201,033,652

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $82,411,116,735)	106,814,689,773
NET OTHER ASSETS (LIABILITIES) - (0.9)% (p)	(951,785,020)
NET ASSETS - 100.0%	105,862,904,753

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	18	Mar 2024	1,851,570	60,764	60,764
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Mar 2024	578,520	45,121	45,121
CME Micro E-mini S&P 500 Index Contracts (United States)	2,623	Mar 2024	669,356,813	38,507,303	38,507,303

TOTAL EQUITY INDEX CONTRACTS					38,613,188

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	187	Jun 2024	38,288,250	20,076	20,076
CBOT 5-Year U.S. Treasury Note Contracts (United States)	131	Jun 2024	14,004,719	25,926	25,926

TOTAL TREASURY CONTRACTS					46,002

TOTAL FUTURES CONTRACTS					38,659,190
The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
General Electric Co.	Chicago Board Options Exchange	2,100	32,946,900	165.00	01/17/25	(3,013,500)
General Electric Co.	Chicago Board Options Exchange	1,200	18,826,800	170.00	01/17/25	(1,494,000)
Vertiv Holdings Co.	Chicago Board Options Exchange	1,500	10,143,000	80.00	06/21/24	(607,500)
Vertiv Holdings Co.	Chicago Board Options Exchange	2,000	13,524,000	85.00	06/21/24	(585,000)
Wells Fargo & Co.	Chicago Board Options Exchange	5,100	28,350,900	62.50	08/16/24	(714,000)

TOTAL WRITTEN OPTIONS						(6,414,000)

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 50 basis points	Monthly	Bank of America, N.A.	Aug 2024	7,023	74,995,127	2,342,191	0	2,342,191
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 43	Monthly	Goldman Sachs Intl.	Aug 2024	23,172	246,391,120	8,876,061	0	8,876,061
S&P 500 Total Return	Receives	Monthly	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 45 basis points	Monthly	Morgan Stanley & Co. International PLC	May 2024	24,693	262,564,126	9,454,737	0	9,454,737
TOTAL RETURN SWAPS									20,672,989	0	20,672,989

Legend

(a)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $27,955,778.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $238,999,008 or 0.2% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,972,321 or 0.0% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)	Non-income producing
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $103,791,600.
(i)	Amount is stated in United States dollars unless otherwise noted.
(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(l)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $10,407,795.
(m)	Affiliated Fund
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
(p)	Includes $3,494,170 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,343,850

GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Vertiv Holdings LLC	2/06/20 - 6/30/23	1,680,243

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	868,688,624	7,432,586,824	7,032,693,163	39,687,288	-	-	1,268,582,285	2.4%
Fidelity Securities Lending Cash Central Fund 5.39%	660,968,153	2,172,714,016	2,137,221,943	2,436,048	-	-	696,460,226	2.2%
Total	1,529,656,777	9,605,300,840	9,169,915,106	42,123,336	-	-	1,965,042,511

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	697,082,289	95,000,000	-	-	-	188,697,067	980,779,356
Fidelity Blue Chip Growth Fund	1,945,143,431	297,890,805	397,000,000	21,309,692	(66,417,369)	681,886,434	2,461,503,301
Fidelity Contrafund	5,426,929,231	234,146,879	1,290,042,975	186,897,778	(101,615,214)	1,751,254,938	6,020,672,859
Fidelity Extended Market Index Fund	1,030,279,659	1,465,756,336	4,284,497	19,220,639	(158,435)	337,751,208	2,829,344,271
Fidelity Growth Company Fund	7,890,527,117	1,255,936,011	-	369,237,281	-	2,266,749,305	11,413,212,433
Fidelity Large Cap Value Enhanced Index Fund	3,031,136,332	656,701,377	3,520,085,005	87,074,869	10,891,114	(178,643,818)	-
Fidelity Magellan Fund	4,886,094,703	330,215,385	-	92,307,879	-	1,550,153,502	6,766,463,590
Fidelity SAI Inflation-Focused Fund	11,387,686	27	12,003,811	27	513,226	104,029	1,157
Fidelity SAI Small-Mid Cap 500 Index Fund	865,305,791	185,464,163	-	27,407,213	-	179,544,607	1,230,314,561
Fidelity SAI U.S. Large Cap Index Fund	922,244,117	3,169,579,949	1,370,745,102	64,953,987	25,336,688	150,189,544	2,896,605,196
Fidelity SAI U.S. Low Volatility Index Fund	3,045,246,000	2,065,556,786	677,268,412	65,042,803	10,265,067	532,872,982	4,976,672,423
Fidelity SAI U.S. Momentum Index Fund	10,950,456	2,054,754	-	2,054,753	-	2,176,832	15,182,042
Fidelity SAI U.S. Quality Index Fund	9,879,433,831	873,981,238	1,397,427,017	268,229,975	105,795,303	2,222,135,284	11,683,918,639
Fidelity SAI U.S. Value Index Fund	46,783,485	1,385,956,541	-	16,884,774	-	82,243,917	1,514,983,943
Fidelity Small Cap Discovery Fund	422,981,957	5,200,688	456,862,319	5,200,687	104,190,561	(75,510,887)	-
Fidelity Small Cap Index Fund	35,415,990	1,196,427,525	-	15,177,648	-	179,537,523	1,411,381,038
	40,146,942,075	13,219,868,464	9,125,719,138	1,241,000,005	88,800,941	9,871,142,467	54,201,034,809

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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